American Funds® Multi-Sector Income Fund
Investment portfolio
March 31, 2026
unaudited

Bonds, notes & other debt instruments 97.02% Corporate bonds and notes 70.31% Financials 14.23%	Principal amount (000)	Value (000)
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (a)	USD11,695	$11,471
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027 (a)	18,313	18,310
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (a)	13,555	13,126
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (a)	2,430	2,452
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)	9,675	9,512
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)	8,197	8,129
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026) (b)	EUR100	117
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (b)	6,435	7,965
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (b)	2,605	3,117
American Express Co. 4.009% 2/9/2029 (USD-SOFR + 0.581% on 2/9/2028) (b)	USD12,550	12,473
American Express Co. 4.456% 2/10/2032 (USD-SOFR + 0.867% on 2/10/2031) (b)	12,008	11,886
American International Group, Inc. 5.125% 3/27/2033	1,936	1,957
American International Group, Inc. 5.45% 5/7/2035	739	754
AmWINS Group, Inc. 6.375% 2/15/2029 (a)	6,021	6,060
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	21,120	20,249
Aon Corp. 5.35% 2/28/2033	4,202	4,306
Aon North America, Inc. 5.45% 3/1/2034	16,300	16,653
Aon North America, Inc. 5.75% 3/1/2054	2,275	2,194
Apollo Debt Solutions BDC 5.70% 1/23/2031 (a)	31,500	30,751
Apollo Global Management, Inc. 5.15% 8/12/2035	2,000	1,938
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (a)	8,965	9,077
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (a)	21,760	21,341
Ares Capital Corp. 5.25% 4/12/2031	25,000	24,181
Ares Strategic Income Fund 5.55% 4/15/2031 (a)	55,000	52,715
Aretec Group, Inc. 7.50% 4/1/2029 (a)	23,794	23,588
Aretec Group, Inc. 10.00% 8/15/2030 (a)	6,052	6,436
Arthur J. Gallagher & Co. 4.85% 12/15/2029	3,995	4,040
Arthur J. Gallagher & Co. 5.00% 2/15/2032	1,466	1,472
Arthur J. Gallagher & Co. 5.55% 2/15/2055	604	564
Asurion, LLC 8.375% 2/1/2034 (a)	8,970	8,715
Athene Holding, Ltd. 6.625% 5/19/2055	40,410	38,971
Bangkok Bank Public Co., Ltd. 4.45% 9/19/2028	200	199
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (b)	3,291	3,108
Bangkok Bank Public Co., Ltd. 3.466% 9/23/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 9/23/2031) (b)	3,485	3,136
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027) (b)	9,680	9,745
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (b)	4,357	3,882
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (b)	2,819	2,499
Bank of America Corp. 4.456% 2/6/2032 (USD-SOFR + 0.87% on 2/6/2031) (b)	4,800	4,741
Bank of America Corp. 2.651% 3/11/2032 (USD-SOFR + 1.22% on 3/11/2031) (b)	9,775	8,868
Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031) (b)	3,456	3,133
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (b)	7,058	6,233
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031) (b)	4,408	3,923
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032) (b)	3,286	2,975
American Funds Multi-Sector Income Fund — Page 1 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032) (b)	USD11,230	$11,038
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034) (b)	4,876	4,979
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (b)	131,044	129,353
Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027) (b)	2,000	1,993
Bank of Montreal 4.10% 12/15/2027 (USD-SOFR + 0.525% on 12/15/2026) (b)	12,000	11,978
Bank of Montreal 4.35% 9/22/2031 (USD-SOFR + 0.75% on 9/22/2030) (b)	1,616	1,594
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (b)	3,930	4,007
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034) (b)	6,638	6,734
Banque Federative du Credit Mutuel 5.106% 1/15/2036 (a)	20,940	20,498
BBVA Bancomer SA 5.875% 9/13/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.308% on 9/13/2029) (b)	6,001	5,898
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (a)(b)	1,362	1,465
BlackRock Funding, Inc. 5.25% 3/14/2054	15,686	14,602
Blackstone Reg Finance Co., LLC 4.95% 2/15/2036	730	705
Block, Inc. 2.75% 6/1/2026	6,005	5,982
Block, Inc. 5.625% 8/15/2030 (a)	19,372	19,276
Block, Inc. 3.50% 6/1/2031	6,750	6,143
Block, Inc. 6.50% 5/15/2032	38,213	38,586
Block, Inc. 6.00% 8/15/2033 (a)	15,055	14,822
Blue Owl Credit Income Corp. 4.70% 2/8/2027	9,376	9,273
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (a)(b)	16,456	17,234
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (a)(b)	29,093	28,377
Bread Financial Holdings, Inc. 6.75% 5/15/2031 (a)	9,410	9,349
Brown & Brown, Inc. 4.90% 6/23/2030	3,475	3,473
Brown & Brown, Inc. 5.25% 6/23/2032	10,481	10,468
Brown & Brown, Inc. 5.55% 6/23/2035	22,032	22,015
Brown & Brown, Inc. 6.25% 6/23/2055	4,476	4,468
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(b)	4,064	4,176
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (b)	19,743	20,258
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (b)	18,455	19,080
Capital One Financial Corp. 5.399% 1/30/2037 (USD-SOFR + 1.508% on 1/30/2036) (b)	43,820	42,957
Carlyle Group, Inc. (The) 5.05% 9/19/2035	1,000	966
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033) (b)	4,166	4,378
Chubb INA Holdings, LLC 5.00% 3/15/2034	34,994	35,202
Chubb INA Holdings, LLC 4.90% 8/15/2035	9,165	9,028
Cipher Compute, LLC 7.125% 11/15/2030 (a)	2,435	2,526
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029) (b)	1,172	1,107
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (b)	5,634	5,166
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (b)	4,854	4,800
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (b)	4,059	3,581
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (b)	1,796	1,625
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (b)	34,052	34,168
Citigroup, Inc. 5.174% 9/11/2036 (USD-SOFR + 1.488% on 9/11/2035) (b)	6,210	6,158
Coinbase Global, Inc. 3.375% 10/1/2028 (a)	32,177	30,146
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	41,485	35,104
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	54,228	50,492
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (a)	10,210	8,884
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (b)	7,142	7,500
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (b)	3,927	3,868
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (b)	EUR792	918
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (b)	27,351	32,637
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (b)	USD560	562
American Funds Multi-Sector Income Fund — Page 2 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Freedom Mortgage Holdings, LLC 9.25% 2/1/2029 (a)	USD11,195	$11,355
Freedom Mortgage Holdings, LLC 8.375% 4/1/2032 (a)	16,410	16,159
FS KKR Capital Corp. 6.125% 1/15/2030	18,173	17,310
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (b)	4,792	4,945
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (b)	11,674	11,449
Goldman Sachs Group, Inc. 4.516% 1/21/2032 (USD-SOFR + 0.96% on 1/21/2031 (b)	950	936
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031) (b)	625	549
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031) (b)	5,129	4,609
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034) (b)	3,954	3,969
Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034) (b)	16,825	16,519
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (b)	128,801	124,780
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (b)	3,925	3,839
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (b)	1,443	1,017
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042) (b)	686	517
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031 (a)	40,000	38,837
Golub Capital Private Credit Fund 5.60% 4/15/2031 (a)	12,825	12,245
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027) (a)(b)	2,000	1,974
Hightower Holding, LLC 6.75% 4/15/2029 (a)	14,960	14,701
Hightower Holding, LLC 9.125% 1/31/2030 (a)	4,250	4,355
Hongkong Land Finance (Cayman Islands) Co., Ltd. (The) 5.25% 7/14/2033 (c)	2,129	2,194
Howden UK Refinance PLC 7.25% 2/15/2031 (a)	6,648	6,709
Howden UK Refinance 2 PLC 8.125% 2/15/2032 (a)	3,570	3,348
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (b)	585	577
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (b)	8,965	9,909
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (b)	10,454	10,750
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (b)	7,940	7,770
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (b)	6,580	6,941
HUB International, Ltd. 5.625% 12/1/2029 (a)	8,454	8,208
HUB International, Ltd. 7.25% 6/15/2030 (a)	15,162	15,541
HUB International, Ltd. 7.375% 1/31/2032 (a)	11,650	11,890
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (a)(b)	10,000	11,528
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(b)	15,000	17,119
ION Platform Finance US, Inc. 4.625% 5/1/2028 (a)	4,009	3,743
ION Platform Finance US, Inc. 5.00% 5/1/2028 (a)	1,500	1,403
ION Platform Finance US, Inc. 8.75% 5/1/2029 (a)	55,149	51,345
ION Platform Finance US, Inc. 9.50% 5/30/2029 (a)	31,733	29,906
ION Platform Finance US, Inc. 9.00% 8/1/2029 (a)	44,149	40,978
ION Platform Finance US, Inc. 7.875% 9/30/2032 (a)	23,395	18,138
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	17,080	16,136
Jane Street Group, LLC 7.125% 4/30/2031 (a)	4,066	4,182
Jane Street Group, LLC 6.125% 11/1/2032 (a)	4,175	4,132
Jane Street Group, LLC 6.75% 5/1/2033 (a)	22,065	22,402
Jefferies Financial Group, Inc. 5.50% 2/15/2036	82,000	78,750
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (b)	4,719	4,864
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (b)	13,273	13,469
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (b)	15,919	15,956
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (b)	22,241	19,589
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (b)	250	253
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (b)	5,075	4,929
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (b)	11,153	10,917
JPMorgan Chase & Co. 5.193% 2/5/2037 (USD-SOFR + 1.30% on 2/5/2036) (b)	40,000	39,322
American Funds Multi-Sector Income Fund — Page 3 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (b)	USD28,165	$27,899
KKR & Co., Inc. 5.10% 8/7/2035	3,000	2,903
Korea Exchange Bank 3.25% 3/30/2027 (a)	4,110	4,073
Korea Exchange Bank 3.25% 3/30/2027	3,890	3,855
LPL Holdings, Inc. 4.00% 3/15/2029 (a)	12,895	12,531
LPL Holdings, Inc. 4.375% 5/15/2031 (a)	5,755	5,512
Manappuram Finance, Ltd. 7.375% 5/12/2028	3,968	3,995
Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	1,765	1,779
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	2,830	2,855
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	39,165	39,019
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	22,824	21,421
Mastercard, Inc. 4.875% 5/9/2034	5,454	5,487
Mastercard, Inc. 4.55% 1/15/2035	16,021	15,743
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (b)	2,282	2,303
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028) (b)	2,124	2,217
Morgan Stanley 4.213% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (b)	1,050	1,039
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (b)	3,024	3,023
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (b)	1,720	1,746
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (b)	19,712	19,322
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (b)	1,760	1,524
Morgan Stanley 4.708% 3/12/2032 (USD-SOFR + 1.195% on 3/12/2031) (b)	2,084	2,070
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031) (b)	5,207	4,515
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (b)	44,363	42,903
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (b)	50,754	49,744
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039) (b)	6,429	6,575
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (b)	1,000	950
Navient Corp. 5.00% 3/15/2027	14,685	14,366
Navient Corp. 4.875% 3/15/2028	1,719	1,624
Navient Corp. 5.50% 3/15/2029	14,770	13,552
Navient Corp. 9.375% 7/25/2030	15,713	15,332
Navient Corp. 11.50% 3/15/2031	8,447	8,594
Navient Corp. 7.875% 6/15/2032	24,220	21,624
Navient Corp. 5.625% 8/1/2033	31,990	24,974
OneMain Finance Corp. 3.875% 9/15/2028	12,500	11,889
OneMain Finance Corp. 6.125% 5/15/2030	25,305	24,762
OneMain Finance Corp. 7.50% 5/15/2031	16,017	16,113
OneMain Finance Corp. 7.125% 11/15/2031	16,985	16,844
OneMain Finance Corp. 7.125% 9/15/2032	14,080	13,884
OneMain Finance Corp. 6.50% 3/15/2033	22,170	21,213
OneMain Finance Corp. 6.75% 9/15/2033	3,825	3,672
Osaic Holdings, Inc. 6.75% 8/1/2032 (a)	22,280	22,299
Osaic Holdings, Inc. 8.00% 8/1/2033 (a)	21,540	21,282
Oxford Finance, LLC 6.375% 2/1/2027 (a)	5,705	5,659
Panther Escrow Issuer, LLC 7.125% 6/1/2031 (a)	2,370	2,379
PennyMac Financial Services, Inc. 7.875% 12/15/2029 (a)	5,090	5,210
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (a)	6,165	5,955
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (b)	EUR2,970	3,696
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (b)	17,355	20,766
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (b)	USD5,715	5,742
PNC Financial Services Group, Inc. 5.939% 8/18/2034 (USD-SOFR + 1.946% on 8/18/2033) (b)	16,013	16,778
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (b)	35,533	39,267
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (b)	5,660	5,824
American Funds Multi-Sector Income Fund — Page 4 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034) (b)	USD19,154	$19,405
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (b)	6,109	6,239
Power Finance Corp., Ltd. 6.15% 12/6/2028	1,200	1,244
Power Finance Corp., Ltd. 4.50% 6/18/2029	3,300	3,267
Power Finance Corp., Ltd. 3.90% 9/16/2029	2,700	2,619
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027) (b)	12,390	11,974
Rede D’Or Finance SARL 4.50% 1/22/2030 (a)	1,938	1,852
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (b)	16,732	16,777
Ryan Specialty, LLC 4.375% 2/1/2030 (a)	15,155	14,701
Ryan Specialty, LLC 5.875% 8/1/2032 (a)	7,971	7,885
SLM Corp. 6.50% 1/31/2030	845	830
Starwood Property Trust, Inc. 5.75% 1/15/2031 (a)	18,580	18,371
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (b)	3,337	3,380
Sumisho Air Lease Corp. 4.85% 3/24/2031 (a)	6,925	6,841
Sumisho Air Lease Corp. 5.50% 3/24/2036 (a)	6,420	6,328
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030) (b)	9,674	9,676
Synchrony Financial 7.25% 2/2/2033	32,939	33,667
Synchrony Financial 6.00% 7/29/2036 (USD-SOFR Index + 2.07% on 7/29/2035) (b)	10,420	10,285
Toronto-Dominion Bank (The) 4.783% 12/17/2029	4,875	4,931
Toronto-Dominion Bank (The) 4.808% 6/3/2030	1,750	1,765
TPG Operating Group II, LP 5.375% 1/15/2036	2,000	1,936
Travelers Cos., Inc. 5.05% 7/24/2035	252	253
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (b)	5,130	5,187
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (b)	16,567	16,791
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033) (b)	4,296	4,287
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (b)	22,841	23,809
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (b)	19,988	20,625
Truist Financial Corp. 4.964% 10/23/2036 (USD-SOFR + 1.395% on 10/23/2035) (b)	16,766	16,246
U.S. Bancorp 5.083% 5/15/2031 (USD-SOFR + 1.296% on 5/15/2030) (b)	3,313	3,361
U.S. Bancorp 5.85% 10/21/2033 (USD-SOFR + 2.09% on 10/21/2032) (b)	2,064	2,172
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (b)	697	689
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (b)	10,803	11,280
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034) (b)	14,295	14,769
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (b)	33,875	34,629
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (a)(b)	2,672	2,355
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (a)(b)	12,584	11,545
USI, Inc. 7.50% 1/15/2032 (a)	5,855	5,939
Voyager Parent, LLC 9.25% 7/1/2032 (a)	11,490	11,936
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (b)	4,330	4,386
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (b)	250	244
Wells Fargo & Co. 4.478% 4/4/2031 (USD-SOFR + 4.032% on 4/4/2030) (b)	8,905	8,831
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033) (b)	3,725	3,819
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (b)	4,773	4,886
Wells Fargo & Co. 4.96% 1/23/2037 (USD-SOFR + 1.10% on 1/23/2036) (b)	11,925	11,621
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (b)	2,030	1,685
		3,033,143
Health care 8.06%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)	18,615	19,075
Abbott Laboratories 4.30% 3/15/2033	4,000	3,916
Abbott Laboratories 4.65% 3/15/2036	20,047	19,611
AbbVie, Inc. 4.80% 3/15/2029	22,405	22,768
American Funds Multi-Sector Income Fund — Page 5 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
AbbVie, Inc. 3.20% 11/21/2029	USD7,790	$7,511
AbbVie, Inc. 4.125% 3/15/2031	512	505
AbbVie, Inc. 4.40% 3/15/2033	1,341	1,317
AbbVie, Inc. 5.05% 3/15/2034	74,959	76,104
AbbVie, Inc. 4.75% 3/15/2036	9,617	9,439
AbbVie, Inc. 5.35% 3/15/2044	1,175	1,146
AbbVie, Inc. 5.40% 3/15/2054	1,773	1,694
AbbVie, Inc. 5.55% 3/15/2056	6,909	6,762
AbbVie, Inc. 5.50% 3/15/2064	1,566	1,494
Accendra Health, Inc. 4.50% 3/31/2029 (a)	33,379	20,183
Accendra Health, Inc. 6.625% 4/1/2030 (a)	36,277	17,291
AdaptHealth, LLC 4.625% 8/1/2029 (a)	5,706	5,441
AdaptHealth, LLC 5.125% 3/1/2030 (a)	3,001	2,877
Amgen, Inc. 5.15% 3/2/2028	20,440	20,749
Amgen, Inc. 5.25% 3/2/2030	21,817	22,408
Amgen, Inc. 4.20% 2/19/2031	4,402	4,343
Amgen, Inc. 4.20% 3/1/2033	10,130	9,781
Amgen, Inc. 5.25% 3/2/2033	44,211	45,386
Amgen, Inc. 4.85% 2/19/2036	40,273	39,585
Amgen, Inc. 5.60% 3/2/2043	2,620	2,586
Amgen, Inc. 4.875% 3/1/2053	4,817	4,180
Amgen, Inc. 5.65% 3/2/2053	9,518	9,225
Amgen, Inc. 5.65% 2/19/2056	2,750	2,668
Amgen, Inc. 5.75% 3/2/2063	14,518	13,975
Amneal Pharmaceuticals, LLC 6.875% 8/1/2032 (a)	1,855	1,912
Ascension Health 4.923% 11/15/2035	8,176	8,082
AthenaHealth Group, Inc. 6.50% 2/15/2030 (a)	5,511	5,179
Avantor Funding, Inc. 4.625% 7/15/2028 (a)	5,435	5,308
Avantor Funding, Inc. 3.875% 11/1/2029 (a)	13,685	12,849
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	28,290	28,048
Bausch Health Cos., Inc. 5.25% 1/30/2030 (a)	3,995	2,585
Bausch Health Cos., Inc. 5.25% 2/15/2031 (a)	8,564	5,224
Baxter International, Inc. 1.915% 2/1/2027	905	884
Baxter International, Inc. 2.272% 12/1/2028	1,125	1,049
Baxter International, Inc. 4.45% 2/15/2029	813	803
Baxter International, Inc. 4.90% 12/15/2030	1,501	1,482
Baxter International, Inc. 5.65% 12/15/2035	51,578	50,398
Baxter International, Inc. 3.132% 12/1/2051	8,377	4,799
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (a)	20,795	20,489
Bristol-Myers Squibb Co. 5.10% 2/22/2031	943	970
Bristol-Myers Squibb Co. 2.95% 3/15/2032	1,425	1,307
Bristol-Myers Squibb Co. 5.20% 2/22/2034	8,737	8,960
Bristol-Myers Squibb Co. 5.50% 2/22/2044	4,114	4,042
Bristol-Myers Squibb Co. 5.55% 2/22/2054	26,906	25,926
Centene Corp. 2.45% 7/15/2028	2,842	2,648
Centene Corp. 3.00% 10/15/2030	435	381
Centene Corp. 2.50% 3/1/2031	28,172	23,657
Centene Corp. 2.625% 8/1/2031	40,192	33,629
Charles River Laboratories International, Inc. 4.25% 5/1/2028 (a)	3,503	3,426
CHS / Community Health Systems, Inc. 6.875% 4/15/2029 (a)	1,200	1,155
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (a)	4,930	4,650
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (a)	4,692	5,040
Cigna Group (The) 4.875% 9/15/2032	1,375	1,373
Cigna Group (The) 5.25% 2/15/2034	2,129	2,156
American Funds Multi-Sector Income Fund — Page 6 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Cigna Group (The) 5.25% 1/15/2036	USD21,400	$21,436
Cigna Group (The) 6.00% 1/15/2056	14,159	14,192
CVS Health Corp. 1.75% 8/21/2030	3,510	3,097
CVS Health Corp. 5.00% 9/15/2032	4,414	4,419
CVS Health Corp. 5.45% 9/15/2035	58,382	58,630
CVS Health Corp. 6.00% 6/1/2044	19,360	19,074
CVS Health Corp. 6.05% 6/1/2054	17,605	17,096
CVS Health Corp. 6.20% 9/15/2055	26,830	26,598
CVS Health Corp. 6.00% 6/1/2063	1,429	1,357
CVS Health Corp. 6.25% 9/15/2065	10,000	9,778
DaVita, Inc. 4.625% 6/1/2030 (a)	27,382	26,344
DaVita, Inc. 6.875% 9/1/2032 (a)	5,147	5,277
DaVita, Inc. 6.75% 7/15/2033 (a)	12,950	13,185
Elevance Health, Inc. 5.00% 1/15/2036	32,500	31,851
Elevance Health, Inc. 5.70% 9/15/2055	12,500	11,894
Eli Lilly and Co. 4.60% 8/14/2034	6,292	6,231
Eli Lilly and Co. 5.10% 2/12/2035	7,569	7,726
Eli Lilly and Co. 4.90% 10/15/2035	8,005	8,004
EMD Finance, LLC 4.625% 10/15/2032 (a)	2,675	2,638
Endo Finance Holdings, LP 8.50% 4/15/2031 (a)	19,939	20,893
Fortrea Holdings, Inc. 7.50% 7/1/2030 (a)	626	594
Gilead Sciences, Inc. 5.25% 10/15/2033	8,456	8,748
Gilead Sciences, Inc. 5.10% 6/15/2035	21,255	21,482
Gilead Sciences, Inc. 2.80% 10/1/2050	225	140
Grifols SA 7.50% 5/1/2030	EUR15,299	18,340
Humana, Inc. 5.375% 4/15/2031	USD1,050	1,062
Humana, Inc. 5.75% 4/15/2054	4,944	4,449
Humana, Inc. 6.00% 5/1/2055	2,910	2,701
IQVIA, Inc. 5.00% 10/15/2026 (a)	7,845	7,856
IQVIA, Inc. 6.50% 5/15/2030 (a)	4,305	4,398
IQVIA, Inc. 6.25% 6/1/2032 (a)	14,900	15,149
Johnson & Johnson 4.90% 6/1/2031	16,330	16,878
Johnson & Johnson 4.85% 3/1/2032	3,930	4,043
Johnson & Johnson 4.95% 6/1/2034	8,275	8,576
Johnson & Johnson 5.25% 6/1/2054	2,185	2,163
Medline Borrower, LP 3.875% 4/1/2029 (a)	26,745	25,887
Medline Borrower, LP 6.25% 4/1/2029 (a)	8,188	8,354
Medline Borrower, LP 5.25% 10/1/2029 (a)	22,060	21,879
Molina Healthcare, Inc. 4.375% 6/15/2028 (a)	5,000	4,838
Molina Healthcare, Inc. 3.875% 11/15/2030 (a)	6,415	5,740
Molina Healthcare, Inc. 6.50% 2/15/2031 (a)	22,260	21,912
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	22,230	19,326
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)	21,949	21,295
Novartis Capital Corp. 4.90% 3/18/2036	2,341	2,336
Novartis Capital Corp. 5.60% 3/18/2046	298	299
Novartis Capital Corp. 5.70% 3/18/2056	1,100	1,109
Organon & Co. 4.125% 4/30/2028 (a)	15,000	14,564
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	2,550	2,329
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	383	385
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	2,425	2,416
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	8,745	8,258
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	18,017	16,756
Pfizer, Inc. 4.50% 11/15/2032	1,450	1,439
Pfizer, Inc. 4.875% 11/15/2035	2,200	2,179
American Funds Multi-Sector Income Fund — Page 7 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Pfizer, Inc. 5.60% 11/15/2055	USD2,000	$1,961
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (a)(d)	12,074	11,042
Radiology Partners, Inc. 8.50% 7/15/2032 (a)	6,470	6,568
Rede D’Or Finance SARL 4.95% 1/17/2028	590	584
Rede D’Or Finance SARL 4.50% 1/22/2030	2,590	2,475
Roche Holdings, Inc. 2.076% 12/13/2031 (a)	231	203
Roche Holdings, Inc. 4.985% 3/8/2034 (a)	9,098	9,232
Roche Holdings, Inc. 4.592% 9/9/2034 (a)	3,214	3,166
Roche Holdings, Inc. 5.218% 3/8/2054 (a)	2,645	2,530
Sotera Health Holdings, LLC 7.375% 6/1/2031 (a)	16,415	16,977
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (a)	19,790	19,462
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	59,751	59,777
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	4,152	4,139
Tenet Healthcare Corp. 5.125% 11/1/2027	6,310	6,308
Tenet Healthcare Corp. 6.125% 10/1/2028	5,236	5,251
Tenet Healthcare Corp. 4.25% 6/1/2029	13,930	13,516
Tenet Healthcare Corp. 6.75% 5/15/2031	23,610	24,147
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	5,319	5,313
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	29,705	30,460
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	23,545	23,484
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	9,250	9,917
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	28,166	31,523
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	5,140	5,279
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	30,210	22,431
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	13,950	14,136
Thermo Fisher Scientific, Inc. 4.55% 6/15/2033	1,603	1,584
Thermo Fisher Scientific, Inc. 4.902% 2/12/2036	4,889	4,856
UnitedHealth Group, Inc. 5.15% 7/15/2034	11,567	11,670
UnitedHealth Group, Inc. 5.30% 6/15/2035	46,275	47,229
UnitedHealth Group, Inc. 5.50% 7/15/2044	16,454	15,889
UnitedHealth Group, Inc. 2.90% 5/15/2050	10,518	6,553
UnitedHealth Group, Inc. 3.25% 5/15/2051	221	146
UnitedHealth Group, Inc. 4.75% 5/15/2052	1,210	1,019
UnitedHealth Group, Inc. 5.625% 7/15/2054	4,885	4,659
UnitedHealth Group, Inc. 5.95% 6/15/2055	27,130	27,351
UnitedHealth Group, Inc. 4.95% 5/15/2062	159	134
UnitedHealth Group, Inc. 6.05% 2/15/2063	124	124
		1,719,126
Communication services 7.84%
Alphabet, Inc. 4.375% 11/15/2032	7,882	7,840
Alphabet, Inc. 4.40% 2/15/2033	6,441	6,363
Alphabet, Inc. 4.70% 11/15/2035	22,817	22,552
Alphabet, Inc. 4.80% 2/15/2036	14,073	14,018
Altice France 6.50% 4/15/2032 (a)	33,408	31,684
Altice France 6.875% 7/15/2032 (a)	31,983	30,334
AT&T, Inc. 5.375% 8/15/2035	1,000	1,013
AT&T, Inc. 3.50% 9/15/2053	10,575	6,940
AT&T, Inc. 3.55% 9/15/2055	10,615	6,909
CCO Holdings, LLC 5.00% 2/1/2028 (a)	33,689	33,433
CCO Holdings, LLC 6.375% 9/1/2029 (a)	7,120	7,146
CCO Holdings, LLC 4.75% 3/1/2030 (a)	19,736	18,739
CCO Holdings, LLC 4.50% 8/15/2030 (a)	7,631	7,136
CCO Holdings, LLC 4.25% 2/1/2031 (a)	23,425	21,366
American Funds Multi-Sector Income Fund — Page 8 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
CCO Holdings, LLC 4.75% 2/1/2032 (a)	USD904	$818
CCO Holdings, LLC 4.50% 5/1/2032	13,572	12,136
CCO Holdings, LLC 7.00% 2/1/2033 (a)	36,920	37,058
CCO Holdings, LLC 4.50% 6/1/2033 (a)	22,772	19,842
CCO Holdings, LLC 4.25% 1/15/2034 (a)	49,439	42,341
CCO Holdings, LLC 7.375% 2/1/2036 (a)	28,630	28,537
Charter Communications Operating, LLC 6.10% 6/1/2029	2,197	2,276
Charter Communications Operating, LLC 4.40% 4/1/2033	11,000	10,290
Charter Communications Operating, LLC 6.65% 2/1/2034	9,680	10,103
Charter Communications Operating, LLC 6.384% 10/23/2035	8,565	8,703
Charter Communications Operating, LLC 4.80% 3/1/2050	18,426	13,633
Charter Communications Operating, LLC 3.70% 4/1/2051	52,596	32,584
Charter Communications Operating, LLC 3.90% 6/1/2052	29,758	18,962
Charter Communications Operating, LLC 5.25% 4/1/2053	30,314	23,796
Charter Communications Operating, LLC 6.70% 12/1/2055	2,581	2,468
Charter Communications Operating, LLC 3.85% 4/1/2061	7,140	4,174
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (a)	6,335	6,369
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (a)	725	729
Clear Channel Outdoor Holdings, Inc. 7.125% 2/15/2031 (a)	7,600	7,967
Comcast Corp. 5.65% 6/1/2054	6,245	5,759
Comcast Corp. 6.05% 5/15/2055	850	842
Connect Finco SARL 9.00% 9/15/2029 (a)	72,270	76,013
CSC Holdings, LLC 5.50% 4/15/2027 (a)	4,570	3,969
DIRECTV Financing, LLC 5.875% 8/15/2027 (a)	11,382	11,377
DIRECTV Financing, LLC 8.875% 2/1/2030 (a)	37,720	37,683
DIRECTV Financing, LLC 10.00% 2/15/2031 (a)	2,400	2,452
Discovery Communications, LLC 3.625% 5/15/2030	1,000	931
Discovery Communications, LLC 3.625% 5/15/2030	700	595
DISH Network Corp. 11.75% 11/15/2027 (a)	40,121	41,356
EchoStar Corp. 10.75% 11/30/2029	48,073	51,960
EchoStar Corp. 6.75% Cash 11/30/2030 (d)	34,998	35,384
Embarq, LLC 7.995% 6/1/2036	12,515	4,013
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (a)	875	875
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (a)	20,690	20,729
Frontier Communications Holdings, LLC 5.875% 11/1/2029	13,011	13,098
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (a)	10,781	10,852
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (a)	850	873
Gray Media, Inc. 10.50% 7/15/2029 (a)	14,899	15,841
Gray Media, Inc. 4.75% 10/15/2030 (a)	5,772	4,460
Gray Media, Inc. 5.375% 11/15/2031 (a)	14,442	10,735
Gray Media, Inc. 9.625% 7/15/2032 (a)	13,935	13,947
Gray Media, Inc. 7.25% 8/15/2033 (a)	21,769	21,953
HTA Group, Ltd. 6.75% 4/1/2031 (a)	5,000	4,948
IHS Holding, Ltd. 7.875% 5/29/2030	4,500	4,563
Lamar Media Corp. 3.625% 1/15/2031	6,500	6,019
Lamar Media Corp. 5.375% 11/1/2033 (a)	9,030	8,846
Ligado Networks, LLC 17.50% PIK 11/1/2023 (a)(d)(e)	2,577	837
Lindblad Expeditions, LLC 7.00% 9/15/2030 (a)	8,080	8,255
Meta Platforms, Inc. 4.60% 11/15/2032	1,768	1,751
Meta Platforms, Inc. 4.875% 11/15/2035	35,677	35,015
Meta Platforms, Inc. 5.50% 11/15/2045	14,386	13,623
Meta Platforms, Inc. 4.45% 8/15/2052	38,715	30,479
Meta Platforms, Inc. 5.40% 8/15/2054	5,275	4,782
Meta Platforms, Inc. 5.625% 11/15/2055	31,424	29,478
American Funds Multi-Sector Income Fund — Page 9 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Meta Platforms, Inc. 5.75% 11/15/2065	USD14,790	$13,748
News Corp. 3.875% 5/15/2029 (a)	17,852	17,233
Nexstar Media, Inc. 5.625% 7/15/2027 (a)	3,695	3,697
Nexstar Media, Inc. 4.75% 11/1/2028 (a)	16,685	16,418
Nexstar Media, Inc. 6.50% 9/15/2033 (a)	59,550	60,040
Nexstar Media, Inc. 7.25% 4/15/2034 (a)	48,882	49,079
Oak-Eagle AcquireCo, Inc. 7.25% 7/1/2033 (a)	11,120	11,529
Oak-Eagle AcquireCo, Inc. 8.75% 7/1/2034 (a)	11,480	12,026
Orange 4.75% 1/13/2033 (a)	8,991	8,894
Orange 5.00% 1/13/2036 (a)	43,774	43,012
Orange 5.75% 1/13/2056 (a)	938	932
Paramount Global 4.95% 5/19/2050	1,000	597
PLDT, Inc. 2.50% 1/23/2031	5,500	5,025
Sinclair Television Group, Inc. 8.125% 2/15/2033 (a)	1,000	1,018
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	11,355	10,967
Sirius XM Radio, LLC 5.50% 7/1/2029 (a)	16,910	16,864
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)	28,210	26,432
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	37,355	33,949
Sirius XM Radio, LLC 5.875% 4/15/2032 (a)	7,340	7,299
Snap, Inc. 6.875% 3/1/2033 (a)	38,010	35,923
Tencent Holdings, Ltd. 3.975% 4/11/2029	1,070	1,067
Tencent Holdings, Ltd. 3.68% 4/22/2041	328	281
Tencent Holdings, Ltd. 3.24% 6/3/2050	3,099	2,180
Tencent Holdings, Ltd. 3.24% 6/3/2050 (a)	775	545
Tencent Holdings, Ltd. 3.84% 4/22/2051	6,218	4,819
T-Mobile USA, Inc. 3.875% 4/15/2030	300	292
T-Mobile USA, Inc. 2.55% 2/15/2031	6,758	6,143
Univision Communications, Inc. 8.00% 8/15/2028 (a)	3,620	3,676
Univision Communications, Inc. 4.50% 5/1/2029 (a)	47,099	44,283
Univision Communications, Inc. 7.375% 6/30/2030 (a)	21,601	21,182
Univision Communications, Inc. 8.50% 7/31/2031 (a)	19,865	19,977
Univision Communications, Inc. 9.375% 8/1/2032 (a)	36,790	37,944
Verizon Communications, Inc. 1.75% 1/20/2031	3,301	2,895
Verizon Communications, Inc. 2.55% 3/21/2031	853	775
Verizon Communications, Inc. 2.355% 3/15/2032	965	843
Verizon Communications, Inc. 4.75% 1/15/2033	2,491	2,461
Verizon Communications, Inc. 5.00% 1/15/2036	14,197	13,908
Verizon Communications, Inc. 5.75% 11/30/2045	2,274	2,216
Verizon Communications, Inc. 5.875% 11/30/2055	2,324	2,262
Verizon Communications, Inc. 6.00% 11/30/2065	1,100	1,067
Versant Media Group, Inc. 7.25% 1/30/2031 (a)	7,360	7,538
Virgin Media Secured Finance PLC 4.50% 8/15/2030 (a)	3,425	3,040
VMED 02 UK Financing I PLC 4.25% 1/31/2031 (a)	2,730	2,347
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	21,270	20,592
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	1,800	1,710
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	13,960	12,372
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	58,984	39,007
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	1,394	849
WMG Acquisition Corp. 3.75% 12/1/2029 (a)	1,805	1,719
WMG Acquisition Corp. 3.875% 7/15/2030 (a)	3,320	3,123
Ziggo BV 4.875% 1/15/2030 (a)	3,265	3,052
		1,671,399
American Funds Multi-Sector Income Fund — Page 10 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy 7.73%	Principal amount (000)	Value (000)
3R Lux SARL 9.75% 2/5/2031 (a)	USD7,441	$7,646
AI Candelaria (Spain) SA 5.75% 6/15/2033 (a)	2,135	1,884
Antero Midstream Partners, LP 5.75% 7/1/2034 (a)	8,095	7,982
Antero Resources Corp. 5.40% 2/1/2036	16,295	16,035
APA Corp. 4.25% 1/15/2030	841	828
APA Corp. 5.25% 2/1/2042	397	340
Archrock Services, LP 6.00% 2/1/2034 (a)	1,605	1,590
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	24,090	24,081
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (a)	2,995	3,040
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	8,585	8,738
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (a)	13,295	12,972
Blue Racer Midstream, LLC 7.00% 7/15/2029 (a)	7,035	7,272
Blue Racer Midstream, LLC 7.25% 7/15/2032 (a)	1,580	1,642
Borr IHC, Ltd. 10.00% 11/15/2028 (a)	23,148	23,757
Borr IHC, Ltd. 10.375% 11/15/2030 (a)	2,305	2,342
Caturus Energy, LLC 8.50% 2/15/2030 (a)	3,140	3,260
Chevron Corp. 2.236% 5/11/2030	4,875	4,503
CITGO Petroleum Corp. 8.375% 1/15/2029 (a)	4,955	5,120
CNX Resources Corp. 7.375% 1/15/2031 (a)	7,110	7,310
CNX Resources Corp. 7.25% 3/1/2032 (a)	16,755	17,276
CNX Resources Corp. 5.875% 3/1/2034 (a)	10,225	9,965
Comstock Resources, Inc. 6.75% 3/1/2029 (a)	10,515	10,387
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	20,675	20,031
ConocoPhillips Co. 3.80% 3/15/2052	1,311	959
ConocoPhillips Co. 5.55% 3/15/2054	968	928
ConocoPhillips Co. 5.50% 1/15/2055	1,540	1,472
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)	33,655	35,031
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	20,310	20,622
Crescent Energy Finance, LLC 7.875% 4/15/2032 (a)	15,590	15,939
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)	10,875	10,880
Crescent Energy Finance, LLC 8.375% 1/15/2034 (a)	5,875	6,147
Devon Energy Corp. 5.75% 9/15/2054	15,780	14,842
Diamondback Energy, Inc. 5.15% 1/30/2030	6,068	6,197
Diamondback Energy, Inc. 5.75% 4/18/2054	9,976	9,441
Diamondback Energy, Inc. 5.90% 4/18/2064	6,690	6,336
DT Midstream, Inc. 4.125% 6/15/2029 (a)	1,700	1,665
DT Midstream, Inc. 4.375% 6/15/2031 (a)	10,020	9,662
Ecopetrol SA 8.625% 1/19/2029	3,196	3,380
Ecopetrol SA 7.75% 2/1/2032	7,985	8,070
Ecopetrol SA 8.875% 1/13/2033	12,455	13,120
Ecopetrol SA 8.375% 1/19/2036	4,350	4,414
EIG Pearl Holdings SARL 3.545% 8/31/2036	10,984	9,842
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (a)	4,855	4,522
Energy Transfer, LP 6.00% 2/1/2029 (a)	1,165	1,174
Energy Transfer, LP 5.20% 4/1/2030	5,040	5,154
Energy Transfer, LP 7.375% 2/1/2031 (a)	291	302
Enterprise Products Operating, LLC 5.20% 1/15/2036	1,493	1,502
EOG Resources, Inc. 4.40% 7/15/2028	558	560
EOG Resources, Inc. 4.375% 4/15/2030	3,275	3,266
EOG Resources, Inc. 5.65% 12/1/2054	209	204
EOG Resources, Inc. 5.95% 7/15/2055	3,510	3,572
EQT Corp. 4.50% 1/15/2029	1,565	1,562
EQT Corp. 4.75% 1/15/2031	7,639	7,602
EQT Corp. 3.625% 5/15/2031 (a)	5,514	5,149
American Funds Multi-Sector Income Fund — Page 11 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Expand Energy Corp. 5.875% 2/1/2029 (a)	USD2,709	$2,711
Expand Energy Corp. 4.75% 2/1/2032	1,236	1,205
Exxon Mobil Corp. 2.61% 10/15/2030	5,545	5,182
Exxon Mobil Corp. 3.452% 4/15/2051	6,605	4,709
FORESEA Holding SA 7.50% 6/15/2030	3,560	3,498
Galaxy Pipeline Assets Bidco, Ltd. 2.94% 9/30/2040	10,599	8,590
Genesis Energy, LP 8.25% 1/15/2029	6,985	7,222
Genesis Energy, LP 8.875% 4/15/2030	6,989	7,302
Genesis Energy, LP 7.875% 5/15/2032	5,795	5,963
Genesis Energy, LP 6.75% 3/15/2034	7,340	7,310
GeoPark, Ltd. 8.75% 1/31/2030 (a)	30,766	30,332
GeoPark, Ltd. 8.75% 1/31/2030	1,494	1,473
Global Partners, LP 8.25% 1/15/2032 (a)	4,320	4,482
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (a)	29,550	29,689
Guara Norte SARL 5.198% 6/15/2034	3,638	3,529
Guara Norte SARL 5.198% 6/15/2034 (a)	1,400	1,358
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (a)	5,153	5,277
Harvest Midstream I, LP 7.50% 9/1/2028 (a)	11,520	11,638
Harvest Midstream I, LP 7.50% 5/15/2032 (a)	4,795	4,897
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	1,835	1,848
Hess Midstream Operations, LP 5.50% 10/15/2030 (a)	6,605	6,556
Hilcorp Energy I, LP 6.00% 4/15/2030 (a)	7,201	7,014
Hilcorp Energy I, LP 6.00% 2/1/2031 (a)	2,888	2,809
Hilcorp Energy I, LP 6.25% 4/15/2032 (a)	3,086	2,989
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)	8,152	8,511
Infinity Natural Resources, LLC 7.625% 4/1/2031 (a)	3,835	3,858
Kodiak Gas Services, LLC 7.25% 2/15/2029 (a)	3,800	3,939
Kodiak Gas Services, LLC 5.875% 4/1/2031 (a)	4,160	4,183
Kodiak Gas Services, LLC 6.50% 10/1/2033 (a)	4,980	5,037
Kodiak Gas Services, LLC 6.75% 10/1/2035 (a)	4,980	5,063
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029 (a)	6,725	6,871
Leviathan Bond, Ltd. 6.75% 6/30/2030 (a)	8,090	8,228
Matador Resources Co. 6.25% 4/15/2033 (a)	13,040	13,061
Matador Resources Co. 6.00% 4/15/2034 (a)	3,755	3,734
Mesquite Energy, Inc. 7.25% 2/15/2023 (a)(e)(f)	27	— (g)
Modec Finance BV 7.84% 7/15/2026 (c)(f)	9,000	9,104
MPLX, LP 5.40% 9/15/2035	11,387	11,341
Murphy Oil Corp. 6.00% 10/1/2032	6,585	6,545
MV24 Capital BV 6.748% 6/1/2034	5,685	5,678
Nabors Industries, Inc. 9.125% 1/31/2030 (a)	15,870	16,672
Nabors Industries, Inc. 7.625% 11/15/2032 (a)	5,295	5,424
NFE Brazil Financing, Ltd. 15.00% PIK or 15.00% Cash 8/30/2029 (c)(d)(f)	25,587	25,587
NFE Financing, LLC 12.00% 11/15/2029 (a)(e)	209,996	95,150
NGL Energy Operating, LLC 8.125% 2/15/2029 (a)	5,896	6,078
NGL Energy Operating, LLC 8.375% 2/15/2032 (a)	11,045	11,390
Noble Finance II, LLC 8.00% 4/15/2030 (a)	23,575	24,285
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (a)	16,195	16,850
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (a)	6,345	6,569
Occidental Petroleum Corp. 4.40% 8/15/2049	1,907	1,402
Odebrecht Drilling Services, LLC 7.50% 6/15/2030 (a)	8,875	8,721
Oleoducto Central SA 4.00% 7/14/2027 (a)	4,310	4,256
Oleoducto Central SA 4.00% 7/14/2027	950	938
Permian Resources Operating, LLC 8.00% 4/15/2027 (a)	3,960	3,966
Permian Resources Operating, LLC 5.875% 7/1/2029 (a)	10,645	10,663
American Funds Multi-Sector Income Fund — Page 12 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Permian Resources Operating, LLC 9.875% 7/15/2031 (a)	USD6,846	$7,270
Permian Resources Operating, LLC 7.00% 1/15/2032 (a)	7,905	8,191
Permian Resources Operating, LLC 6.25% 2/1/2033 (a)	4,660	4,750
Petroleos Mexicanos 8.75% 6/2/2029	9,606	10,104
Petroleos Mexicanos 6.84% 1/23/2030	19,000	19,054
Petroleos Mexicanos 5.95% 1/28/2031	16,100	15,405
Petroleos Mexicanos 6.70% 2/16/2032	3,761	3,684
Petroleos Mexicanos 6.375% 1/23/2045	1,432	1,129
Petroleos Mexicanos 6.75% 9/21/2047	3,514	2,807
Petroleos Mexicanos 6.35% 2/12/2048	582	446
Petroleos Mexicanos 7.69% 1/23/2050	3,705	3,211
Petroleos Mexicanos 6.95% 1/28/2060	8,653	6,825
PETRONAS Capital, Ltd. 3.50% 4/21/2030	9,390	9,055
PETRONAS Capital, Ltd. 3.50% 4/21/2030 (a)	1,300	1,254
PETRONAS Capital, Ltd. 5.34% 4/3/2035 (a)	3,925	4,031
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (a)	800	689
Pluspetrol SA 8.125% 5/18/2031 (a)	5,000	5,109
Pluspetrol SA 8.50% 5/30/2032 (a)	10,600	11,023
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	1,474	1,394
Raizen Fuels Finance SA 6.25% 7/8/2032 (e)	3,366	1,868
Raizen Fuels Finance SA 6.45% 3/5/2034 (e)	3,134	1,726
Raizen Fuels Finance SA 6.45% 3/5/2034 (a)(e)	2,255	1,242
Raizen Fuels Finance SA 6.70% 2/25/2037 (a)(e)	16,930	9,153
Range Resources Corp. 4.75% 2/15/2030 (a)	2,920	2,849
Repsol E&P Capital Markets US, LLC 5.976% 9/16/2035 (a)	11,563	11,776
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (a)	1,072	1,123
Saudi Arabian Oil Co. 4.375% 2/2/2031 (a)	2,206	2,146
Saudi Arabian Oil Co. 5.00% 2/2/2036 (a)	733	705
Seadrill Finance, Ltd. 8.375% 8/1/2030 (a)	5,395	5,583
Shell Finance US, Inc. 2.75% 4/6/2030	6,236	5,873
Shell Finance US, Inc. 3.25% 4/6/2050	24	16
Shell Finance US, Inc. 3.00% 11/26/2051 (a)	14,693	9,365
SM Energy Co. 8.375% 7/1/2028 (a)	14,520	14,928
SM Energy Co. 6.50% 7/15/2028	590	592
SM Energy Co. 8.625% 11/1/2030 (a)	4,460	4,708
SM Energy Co. 8.75% 7/1/2031 (a)	24,235	25,345
SM Energy Co. 9.625% 6/15/2033 (a)	15,905	17,581
SM Energy Co. 6.625% 4/15/2034 (a)	6,410	6,397
Suburban Propane Partners, LP 5.00% 6/1/2031 (a)	4,820	4,540
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (a)	13,665	14,063
Sunoco, LP 7.00% 5/1/2029 (a)	30,180	31,013
Sunoco, LP 4.50% 5/15/2029	7,561	7,378
Sunoco, LP 4.50% 4/30/2030	525	506
Sunoco, LP 5.625% 3/15/2031 (a)	6,435	6,410
Sunoco, LP 5.375% 7/15/2031 (a)	12,420	12,329
Sunoco, LP 7.25% 5/1/2032 (a)	11,475	11,880
Sunoco, LP 6.25% 7/1/2033 (a)	2,565	2,578
Sunoco, LP 5.875% 3/15/2034 (a)	8,175	8,090
Sunoco, LP 5.625% 7/15/2034 (a)	12,280	12,101
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (a)(b)	9,485	9,692
Superior Plus, LP 4.50% 3/15/2029 (a)	5,128	4,906
Talos Production, Inc. 9.00% 2/1/2029 (a)	10,630	11,073
Talos Production, Inc. 9.375% 2/1/2031 (a)	14,475	15,348
American Funds Multi-Sector Income Fund — Page 13 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Targa Resources Corp. 5.40% 7/30/2036	USD9,945	$9,876
Targa Resources Partners, LP 4.875% 2/1/2031	939	938
TotalEnergies Capital International SA 3.127% 5/29/2050	10,211	6,756
TotalEnergies Capital SA 5.488% 4/5/2054	1,225	1,177
TotalEnergies Capital SA 5.275% 9/10/2054	3,025	2,824
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	7,433	7,367
Transocean Aquila, Ltd. 8.00% 9/30/2028 (a)	3,498	3,597
Transocean International, Ltd. 8.25% 5/15/2029 (a)	4,882	5,047
Transocean International, Ltd. 8.75% 2/15/2030 (a)	17,375	18,124
Transocean International, Ltd. 8.50% 5/15/2031 (a)	4,185	4,392
Transocean International, Ltd. 7.875% 10/15/2032 (a)	4,925	5,266
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (a)	10,930	11,537
Transportadora de Gas del Sur SA 7.75% 11/20/2035 (a)	945	961
USA Compression Partners, LP 7.125% 3/15/2029 (a)	10,385	10,632
USA Compression Partners, LP 6.25% 10/1/2033 (a)	4,280	4,274
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (a)	7,904	7,517
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (a)	5,639	5,771
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (a)	18,155	16,850
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (a)	3,000	2,660
Venture Global LNG, Inc. 7.00% 1/15/2030 (a)	4,835	4,939
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	23,245	24,186
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	25,644	27,554
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (a)	8,875	9,132
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	22,240	24,459
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)	18,080	18,859
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)	13,075	13,619
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (a)	17,095	19,170
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)	16,345	17,322
Vista Energy Argentina S.A.U. 8.50% 6/10/2033 (a)	23,737	24,846
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (a)	19,687	19,948
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (a)	12,105	12,274
YPF SA 8.75% 9/11/2031 (a)	1,150	1,201
YPF SA 8.25% 1/17/2034 (a)	2,710	2,767
		1,648,360
Consumer discretionary 7.30%
Acushnet Co. 5.625% 12/1/2033 (a)	640	637
Advance Auto Parts, Inc. 5.95% 3/9/2028	1,803	1,834
Advance Auto Parts, Inc. 3.90% 4/15/2030	18,097	16,631
Advance Auto Parts, Inc. 7.00% 8/1/2030 (a)	1,450	1,470
Advance Auto Parts, Inc. 3.50% 3/15/2032	36,817	31,795
Advance Auto Parts, Inc. 7.375% 8/1/2033 (a)	28,980	29,376
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	7,260	6,565
Alibaba Group Holding, Ltd. 5.625% 11/26/2054	4,560	4,542
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	5,344	5,225
Allied Universal Holdco, LLC 6.00% 6/1/2029 (a)	8,420	8,144
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	23,560	23,900
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (a)	13,735	14,051
Amazon.com, Inc. 4.10% 11/20/2030	10,540	10,421
Amazon.com, Inc. 4.65% 11/20/2035	26,088	25,590
Amazon.com, Inc. 4.875% 3/13/2036	12,425	12,317
Amazon.com, Inc. 3.95% 4/13/2052	1,695	1,301
Amazon.com, Inc. 5.45% 11/20/2055	15,528	14,845
Amazon.com, Inc. 5.80% 3/13/2056	19,107	19,105
American Funds Multi-Sector Income Fund — Page 14 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Amazon.com, Inc. 5.55% 11/20/2065	USD1,730	$1,636
Arcos Dorados BV 6.125% 5/27/2029 (a)	2,000	2,016
Arcos Dorados BV 6.125% 5/27/2029	460	464
Arcos Dorados BV 6.375% 1/29/2032 (a)	1,155	1,189
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (a)	15,035	14,544
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (a)	2,250	2,133
AutoNation, Inc. 5.89% 3/15/2035	30,000	30,633
Boyd Gaming Corp. 4.75% 12/1/2027	10,765	10,659
Boyd Gaming Corp. 4.75% 6/15/2031 (a)	3,390	3,226
Boyne USA, Inc. 4.75% 5/15/2029 (a)	16,015	15,543
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)	6,774	6,519
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	18,385	18,621
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	8,950	8,853
Caesars Entertainment, Inc. 6.00% 10/15/2032 (a)	6,670	6,145
Carnival Corp. 5.125% 5/1/2029 (a)	20,385	20,246
Carnival Corp. 7.00% 8/15/2029 (a)	19,890	20,643
Carnival Corp. 5.75% 3/15/2030 (a)	25,000	25,212
Carnival Corp. 5.75% 8/1/2032 (a)	27,025	27,050
Carnival Corp. 6.125% 2/15/2033 (a)	15,265	15,426
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (a)	7,795	8,066
Cyprium Corp. 6.125% 4/15/2031 (a)	3,365	3,326
Cyprium Corp. 6.375% 4/15/2034 (a)	4,255	4,141
Fertitta Entertainment, LLC 4.625% 1/15/2029 (a)	16,148	15,442
Fertitta Entertainment, LLC 6.75% 1/15/2030 (a)	1,894	1,771
First Student Bidco, Inc. 4.00% 7/31/2029 (a)	16,475	15,783
Ford Motor Co. 3.25% 2/12/2032	19,660	17,083
Ford Motor Co. 4.75% 1/15/2043	4,833	3,654
Ford Motor Co. 5.291% 12/8/2046	8,717	6,829
Ford Motor Credit Co., LLC 2.70% 8/10/2026	1,000	993
Ford Motor Credit Co., LLC 5.85% 5/17/2027	2,500	2,519
Ford Motor Credit Co., LLC 4.95% 5/28/2027	11,440	11,440
Ford Motor Credit Co., LLC 3.815% 11/2/2027	14,275	13,994
Ford Motor Credit Co., LLC 5.918% 3/20/2028	14,305	14,492
Ford Motor Credit Co., LLC 6.798% 11/7/2028	10,468	10,839
Ford Motor Credit Co., LLC 7.20% 6/10/2030	4,305	4,537
Ford Motor Credit Co., LLC 5.73% 9/5/2030	38,685	38,662
Ford Motor Credit Co., LLC 5.42% 4/9/2031	1,526	1,499
Ford Motor Credit Co., LLC 6.054% 11/5/2031	8,878	8,922
Ford Motor Credit Co., LLC 6.532% 3/19/2032	16,780	17,228
Ford Motor Credit Co., LLC 5.753% 4/6/2033	56,751	55,721
Ford Motor Credit Co., LLC 7.122% 11/7/2033	25,117	26,397
Ford Motor Credit Co., LLC 6.125% 3/8/2034	9,517	9,431
Ford Motor Credit Co., LLC 6.50% 2/7/2035	56,030	56,570
Ford Motor Credit Co., LLC 5.869% 10/31/2035	14,349	13,783
General Motors Financial Co., Inc. 5.45% 9/6/2034	16,723	16,595
General Motors Financial Co., Inc. 5.90% 1/7/2035	4,557	4,641
General Motors Financial Co., Inc. 6.15% 7/15/2035	25,717	26,606
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	37,615	33,404
Genting New York, LLC 7.25% 10/1/2029 (a)	3,525	3,541
Gildan Activewear, Inc. 5.40% 10/7/2035 (a)	6,010	5,865
Grand Canyon University 4.375% 10/1/2026	3,269	3,273
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)	5,625	5,491
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	7,615	7,504
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (a)	12,385	11,634
American Funds Multi-Sector Income Fund — Page 15 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hilton Domestic Operating Co., Inc. 5.75% 9/15/2033 (a)	USD12,620	$12,573
Hilton Domestic Operating Co., Inc. 5.50% 3/31/2034 (a)	5,975	5,842
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (a)	570	542
Home Depot, Inc. 1.375% 3/15/2031	2,216	1,916
Home Depot, Inc. 4.85% 6/25/2031	10,387	10,621
Home Depot, Inc. 4.95% 6/25/2034	15,457	15,574
Home Depot, Inc. 4.65% 9/15/2035	1,050	1,024
Home Depot, Inc. 3.125% 12/15/2049	135	89
Home Depot, Inc. 5.30% 6/25/2054	3,252	3,042
Home Depot, Inc. 5.40% 6/25/2064	10,747	10,123
Hyundai Capital America 4.875% 6/23/2027 (a)	4,434	4,453
International Game Technology PLC 5.25% 1/15/2029 (a)	2,030	2,015
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (a)	13,613	13,255
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (a)	7,830	8,157
Levi Strauss & Co. 3.50% 3/1/2031 (a)	11,920	10,923
Light and Wonder International, Inc. 7.25% 11/15/2029 (a)	7,925	8,082
Light and Wonder International, Inc. 7.50% 9/1/2031 (a)	5,195	5,335
Light and Wonder International, Inc. 6.25% 10/1/2033 (a)	5,575	5,466
Lithia Motors, Inc. 3.875% 6/1/2029 (a)	5,175	4,918
Lithia Motors, Inc. 5.50% 10/1/2030 (a)	7,090	6,951
Lithia Motors, Inc. 4.375% 1/15/2031 (a)	250	235
Macy’s Retail Holdings, LLC 6.125% 3/15/2032 (a)	1,170	1,150
Marriott International, Inc. 5.35% 3/15/2035	6,540	6,585
Meituan 5.125% 11/5/2035 (a)	2,170	2,095
Melco Resorts Finance, Ltd. 7.625% 4/17/2032 (a)	5,400	5,484
Motherson Global Investments BV 5.625% 7/11/2029	1,500	1,525
NCL Finance, Ltd. 6.125% 3/15/2028 (a)	2,420	2,442
Newell Brands, Inc. 8.50% 6/1/2028 (a)	5,965	6,160
Newell Brands, Inc. 6.375% 5/15/2030	14,400	13,834
Newell Brands, Inc. 6.625% 5/15/2032	32,215	30,863
Newell Brands, Inc. 7.375% 4/1/2036	28,115	25,912
Newell Brands, Inc. 7.50% 4/1/2046	7,480	6,011
Nissan Motor Co., Ltd. 4.345% 9/17/2027 (a)	1,805	1,757
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (a)	12,275	12,380
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (a)	10,080	10,217
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (a)	54,510	56,131
Party City Holdings, Inc. 0% 10/12/2028 (f)	50	— (g)
Party City Holdings, Inc. 0% 8/27/2030 (f)	7,834	157
Prosus NV 4.987% 1/19/2052	3,350	2,555
RHP Hotel Properties, LP 7.25% 7/15/2028 (a)	5,289	5,403
RHP Hotel Properties, LP 4.50% 2/15/2029 (a)	8,155	7,910
RHP Hotel Properties, LP 6.50% 6/15/2033 (a)	2,095	2,135
RHP Hotel Properties, LP 5.75% 3/15/2034 (a)	5,275	5,210
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (a)	14,325	14,492
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	16,887	16,310
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	30,520	29,997
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	34,735	33,058
Sally Holdings, LLC 6.75% 4/1/2032	17,944	18,379
Sands China, Ltd. 4.375% 6/18/2030	6,485	6,262
Sands China, Ltd. 3.25% 8/8/2031	1,500	1,359
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	27,835	23,970
Service Corp. International 5.75% 10/15/2032	5,890	5,886
Six Flags Entertainment Corp. 8.625% 1/15/2032 (a)	2,090	2,095
Sonic Automotive, Inc. 4.625% 11/15/2029 (a)	15,085	14,633
American Funds Multi-Sector Income Fund — Page 16 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Sonic Automotive, Inc. 4.875% 11/15/2031 (a)	USD7,680	$7,296
Starbucks Corp. 4.80% 5/15/2030	1,725	1,748
Starbucks Corp. 5.00% 2/15/2034	1,930	1,942
Starbucks Corp. 5.40% 5/15/2035	4,971	5,084
Station Casinos, LLC 6.625% 3/15/2032 (a)	5,385	5,410
Studio City Finance, Ltd. 5.00% 1/15/2029	1,965	1,844
TopBuild Corp. 5.625% 1/31/2034 (a)	5,885	5,766
Toyota Motor Credit Corp. 1.90% 1/13/2027	5,295	5,204
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	19,935	19,313
Vail Resorts, Inc. 5.625% 7/15/2030 (a)	4,840	4,802
Vail Resorts, Inc. 6.50% 5/15/2032 (a)	5,875	5,945
Valvoline, Inc. 3.625% 6/15/2031 (a)	8,825	7,982
Wand NewCo 3, Inc. 7.625% 1/30/2032 (a)	2,055	2,102
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (a)	12,955	12,663
Wyndham Hotels & Resorts, Inc. 5.625% 3/1/2033 (a)	2,845	2,802
Wynn Macau, Ltd. 5.625% 8/26/2028	4,100	4,030
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (a)	12,994	12,833
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (a)	4,616	4,841
		1,555,283
Industrials 5.10%
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (a)	4,374	4,455
ADT Security Corp. 4.125% 8/1/2029 (a)	2,625	2,510
Advanced Drainage Systems, Inc. 5.375% 3/1/2034 (a)	6,365	6,210
AECOM 6.00% 8/1/2033 (a)	675	675
Allison Transmission, Inc. 5.875% 12/1/2033 (a)	1,960	1,949
Ambipar Lux SARL 9.875% 2/6/2031 (a)(e)	4,870	917
Ambipar Lux SARL 10.875% 2/5/2033 (a)(e)	7,170	1,102
Amentum Holdings, Inc. 7.25% 8/1/2032 (a)	14,567	15,088
Aramark Services, Inc. 5.00% 2/1/2028 (a)	11,230	11,170
ATI, Inc. 4.875% 10/1/2029	12,125	11,973
ATI, Inc. 7.25% 8/15/2030	4,140	4,296
ATI, Inc. 5.125% 10/1/2031	6,125	6,057
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)	7,775	7,592
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (a)	13,410	12,839
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (a)	11,540	11,618
Axon Enterprise, Inc. 6.125% 3/15/2030 (a)	1,350	1,376
Axon Enterprise, Inc. 6.25% 3/15/2033 (a)	515	526
BAE Systems PLC 5.30% 3/26/2034 (a)	14,170	14,518
Bidvest Group (UK) PLC 6.20% 9/17/2032	7,454	7,452
Boeing Co. (The) 3.25% 2/1/2028	1,078	1,057
Boeing Co. (The) 5.15% 5/1/2030	19,896	20,236
Boeing Co. (The) 3.625% 2/1/2031	4	4
Boeing Co. (The) 6.388% 5/1/2031	768	819
Boeing Co. (The) 3.50% 3/1/2039	6,404	5,168
Boeing Co. (The) 5.705% 5/1/2040	5,193	5,204
Boeing Co. (The) 5.805% 5/1/2050	1,074	1,039
Boeing Co. (The) 6.858% 5/1/2054	10,949	12,060
Boeing Co. (The) 5.93% 5/1/2060	9,680	9,300
Boeing Co. (The) 7.008% 5/1/2064	2,073	2,294
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	425	289
Canadian National Railway Co. 4.375% 9/18/2034	5,014	4,847
Canadian Pacific Railway Co. 1.75% 12/2/2026	435	428
Canadian Pacific Railway Co. 4.80% 3/30/2030	7,114	7,208
American Funds Multi-Sector Income Fund — Page 17 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Canadian Pacific Railway Co. 5.20% 3/30/2035	USD4,997	$5,090
Canadian Pacific Railway Co. 3.00% 12/2/2041	1,139	838
Canadian Pacific Railway Co. 3.10% 12/2/2051	3,550	2,325
Carpenter Technology Corp. 5.625% 3/1/2034 (a)	1,765	1,751
Carrier Global Corp. 5.90% 3/15/2034	1,460	1,541
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (a)	3,870	3,656
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (a)	5,420	4,710
Clean Harbors, Inc. 6.375% 2/1/2031 (a)	13,300	13,516
Clean Harbors, Inc. 5.75% 10/15/2033 (a)	29,550	29,508
Columbus McKinnon Corp. 7.125% 2/1/2033 (a)	4,770	4,772
CoreLogic, Inc. 4.50% 5/1/2028 (a)	13,907	13,069
CSX Corp. 4.10% 11/15/2032	4,334	4,198
CSX Corp. 5.20% 11/15/2033	1,166	1,196
CSX Corp. 4.50% 3/15/2049	25	21
CSX Corp. 2.50% 5/15/2051	4,610	2,719
CSX Corp. 4.90% 3/15/2055	1,375	1,216
Eaton Corp. 4.50% 3/6/2033	13,759	13,574
Eaton Corp. 4.80% 3/6/2036	23,092	22,807
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)	12,270	12,689
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	41,857	43,741
EquipmentShare.com, Inc. 8.00% 3/15/2033 (a)	13,870	14,335
ESAB Corp. 5.625% 4/1/2031 (a)	3,985	4,023
FTAI Aviation Investors, LLC 5.875% 4/15/2033 (a)	19,360	18,965
Garda World Security Corp. 6.50% 1/15/2031 (a)	3,285	3,333
Garda World Security Corp. 8.375% 11/15/2032 (a)	4,135	4,141
GE Vernova, Inc. 4.25% 2/4/2031	3,925	3,882
GE Vernova, Inc. 4.875% 2/4/2036	6,671	6,614
GE Vernova, Inc. 5.50% 2/4/2056	311	299
General Electric Co. 4.30% 7/29/2030	1,662	1,659
General Electric Co. 4.90% 1/29/2036	28,138	28,172
Herc Holdings, Inc. 6.625% 6/15/2029 (a)	33,895	34,471
Herc Holdings, Inc. 7.00% 6/15/2030 (a)	12,320	12,641
Herc Holdings, Inc. 5.75% 3/15/2031 (a)	6,190	6,102
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	7,190	7,374
Herc Holdings, Inc. 6.00% 3/15/2034 (a)	5,935	5,744
Hertz Corp. (The) 4.625% 12/1/2026 (a)	7,052	6,397
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (a)	15,439	15,325
Honeywell Aerospace, Inc. 5.732% 3/16/2056 (a)	1,850	1,830
Howmet Aerospace, Inc. 3.90% 4/15/2029	5,335	5,261
Howmet Aerospace, Inc. 4.75% 4/15/2036	1,201	1,168
Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	3,910	4,527
I-20 Lancaster Fund, LLC 12.00% 1/15/2035 (a)	14,338	14,248
Icahn Enterprises, LP 5.25% 5/15/2027	39,780	39,013
Icahn Enterprises, LP 9.75% 1/15/2029	16,180	15,919
Icahn Enterprises, LP 10.00% 11/15/2029 (a)	13,110	12,932
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (a)	10,450	10,497
LATAM Airlines Group SA 7.875% 4/15/2030 (a)	3,873	3,917
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (a)	3,392	3,468
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	2,982	3,049
Mexico City Airport Trust 4.25% 10/31/2026	5,400	5,386
Mexico City Airport Trust 3.875% 4/30/2028	5,000	4,907
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (a)	5,170	4,955
Moog, Inc. 5.50% 10/15/2034 (a)	1,575	1,584
American Funds Multi-Sector Income Fund — Page 18 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
MTR Corp. CI, Ltd. 5.625% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 1.457% on 12/24/2035) (b)	USD4,500	$4,648
NESCO Holdings II, Inc. 5.50% 4/15/2029 (a)	24,005	23,499
Norfolk Southern Corp. 5.05% 8/1/2030	2,698	2,757
Norfolk Southern Corp. 4.45% 3/1/2033	1,343	1,320
Norfolk Southern Corp. 5.10% 5/1/2035	91	91
Norfolk Southern Corp. 5.35% 8/1/2054	18,770	17,513
QXO Building Products, Inc. 6.75% 4/30/2032 (a)	21,460	21,908
RB Global Holdings, Inc. 6.75% 3/15/2028 (a)	1,216	1,233
RB Global Holdings, Inc. 7.75% 3/15/2031 (a)	1,171	1,214
Regal Rexnord Corp. 6.40% 4/15/2033	19,360	20,472
Republic Services, Inc. 1.45% 2/15/2031	5,030	4,365
Republic Services, Inc. 5.15% 3/15/2035	5,125	5,228
Reworld Holding Corp. 4.875% 12/1/2029 (a)	28,421	26,671
RTX Corp. 6.10% 3/15/2034	5,964	6,425
RTX Corp. 6.40% 3/15/2054	3,020	3,259
Science Applications International Corp. 5.875% 11/1/2033 (a)	7,535	7,361
Sensata Technologies BV 4.00% 4/15/2029 (a)	13,545	13,081
Sensata Technologies, Inc. 3.75% 2/15/2031 (a)	380	353
Siemens Funding BV 5.80% 5/28/2055 (a)	4,970	5,071
Siemens Funding BV 5.90% 5/28/2065 (a)	3,573	3,652
SkyMiles IP, Ltd. 4.75% 10/20/2028 (a)	706	705
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031	1,800	1,620
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(f)	3,239	3,239
TransDigm, Inc. 6.75% 8/15/2028 (a)	4,565	4,626
TransDigm, Inc. 4.625% 1/15/2029	5,040	4,955
TransDigm, Inc. 6.375% 3/1/2029 (a)	12,275	12,519
TransDigm, Inc. 6.625% 3/1/2032 (a)	27,480	28,060
TransDigm, Inc. 6.375% 5/31/2033 (a)	6,180	6,152
TransDigm, Inc. 6.25% 1/31/2034 (a)	4,655	4,710
TransDigm, Inc. 6.75% 1/31/2034 (a)	21,140	21,433
TransDigm, Inc. 6.125% 7/31/2034 (a)	11,762	11,583
Union Pacific Corp. 2.80% 2/14/2032	8,904	8,101
Union Pacific Corp. 5.10% 2/20/2035	27,281	27,779
Union Pacific Corp. 4.30% 3/1/2049	75	61
Union Pacific Corp. 2.95% 3/10/2052	5,608	3,501
Union Pacific Corp. 3.50% 2/14/2053	2,367	1,649
Union Pacific Corp. 4.95% 5/15/2053	1,450	1,298
Union Pacific Corp. 5.60% 12/1/2054	7,378	7,236
United Airlines Holdings, Inc. 4.875% 3/1/2029	12,325	12,086
United Airlines Holdings, Inc. 5.375% 3/1/2031	2,150	2,108
United Rentals (North America), Inc. 5.25% 1/15/2030	5,130	5,104
United Rentals (North America), Inc. 3.75% 1/15/2032	4,450	4,084
United Rentals (North America), Inc. 6.125% 3/15/2034 (a)	5,935	6,017
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034 (a)	478	490
Waste Connections, Inc. 4.80% 7/15/2036	21,748	21,316
Waste Management, Inc. 4.95% 3/15/2035	2,600	2,608
Waste Pro USA, Inc. 7.00% 2/1/2033 (a)	3,945	3,999
WESCO Distribution, Inc. 7.25% 6/15/2028 (a)	6,760	6,802
WESCO Distribution, Inc. 5.25% 4/15/2031 (a)	2,550	2,541
WESCO Distribution, Inc. 6.625% 3/15/2032 (a)	9,770	10,012
American Funds Multi-Sector Income Fund — Page 19 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
WESCO Distribution, Inc. 6.375% 3/15/2033 (a)	USD5,515	$5,623
WESCO Distribution, Inc. 5.50% 4/15/2034 (a)	4,015	3,964
		1,087,453
Information technology 5.04%
Amphenol Corp. 4.125% 11/15/2030	1,925	1,897
Amphenol Corp. 4.40% 2/15/2033	11,117	10,853
Amphenol Corp. 4.625% 2/15/2036	11,135	10,773
Amphenol Corp. 5.30% 11/15/2055	2,290	2,152
ams-OSRAM AG 12.25% 3/30/2029 (a)	23,675	25,201
APLD ComputeCo 2, LLC 6.75% 3/15/2031 (a)	15,310	15,208
Black Pearl Compute, LLC 6.125% 2/15/2031 (a)	33,615	34,255
Booz Allen Hamilton, Inc. 3.875% 9/1/2028 (a)	894	871
Booz Allen Hamilton, Inc. 4.00% 7/1/2029 (a)	3,146	3,046
Broadcom, Inc. 5.05% 7/12/2029	2,849	2,908
Broadcom, Inc. 5.15% 11/15/2031	14,802	15,188
Broadcom, Inc. 4.55% 2/15/2032	6,095	6,045
Broadcom, Inc. 4.15% 4/15/2032 (a)	7	7
Broadcom, Inc. 3.469% 4/15/2034	26,387	23,773
Broadcom, Inc. 4.80% 10/15/2034	7,577	7,466
Broadcom, Inc. 5.20% 7/15/2035	39,607	39,930
Broadcom, Inc. 4.80% 2/15/2036	810	790
Cloud Software Group, Inc. 6.50% 3/31/2029 (a)	9,332	9,113
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	39,640	38,278
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	11,620	11,030
Cloud Software Group, Inc. 6.625% 8/15/2033 (a)	16,825	14,974
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	24,879	25,932
Ellucian Holdings, Inc. 6.50% 12/1/2029 (a)	3,925	3,844
Fair Isaac Corp. 6.00% 5/15/2033 (a)	14,030	13,775
Hughes Satellite Systems Corp. 5.25% 8/1/2026	13,880	12,354
Hughes Satellite Systems Corp. 6.625% 8/1/2026	28,345	21,355
Intel Corp. 3.05% 8/12/2051	25,083	15,238
Intel Corp. 5.60% 2/21/2054	22,763	20,899
Intel Corp. 3.10% 2/15/2060	5,650	3,124
Microchip Technology, Inc. 5.05% 3/15/2029	4,647	4,715
Microchip Technology, Inc. 5.05% 2/15/2030	17,252	17,406
NCR Atleos Corp. 9.50% 4/1/2029 (a)	11,754	12,589
Oracle Corp. 4.45% 9/26/2030	2,700	2,603
Oracle Corp. 4.95% 2/4/2031	46,913	45,918
Oracle Corp. 5.25% 2/3/2032	2,950	2,898
Oracle Corp. 5.35% 5/4/2033	31,319	30,500
Oracle Corp. 5.50% 8/3/2035	61,151	58,408
Oracle Corp. 5.20% 9/26/2035	76,221	71,533
Oracle Corp. 5.70% 2/4/2036	66,668	64,129
Oracle Corp. 5.875% 9/26/2045	3,840	3,315
Oracle Corp. 6.55% 2/4/2046	18,937	17,680
Oracle Corp. 6.00% 8/3/2055	27,270	22,885
Oracle Corp. 5.95% 9/26/2055	33,570	28,262
Oracle Corp. 6.70% 2/4/2056	30,193	28,044
Oracle Corp. 6.10% 9/26/2065	3,110	2,581
Roper Technologies, Inc. 4.45% 9/15/2030	3,650	3,596
Roper Technologies, Inc. 4.90% 10/15/2034	11,732	11,333
Roper Technologies, Inc. 5.10% 9/15/2035	24,547	23,878
Shift4 Payments, LLC 6.75% 8/15/2032 (a)	6,490	6,390
American Funds Multi-Sector Income Fund — Page 20 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Synopsys, Inc. 4.85% 4/1/2030	USD3,650	$3,678
Synopsys, Inc. 5.15% 4/1/2035	36,028	36,110
Synopsys, Inc. 5.70% 4/1/2055	47,664	45,602
UKG, Inc. 6.875% 2/1/2031 (a)	30,100	29,443
Unisys Corp. 10.625% 1/15/2031 (a)	52,074	44,846
Viasat, Inc. 5.625% 4/15/2027 (a)	14,325	14,239
Viasat, Inc. 6.50% 7/15/2028 (a)	1,000	989
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (c)(d)	7,422	8,134
WULF Compute, LLC 7.75% 10/15/2030 (a)	40,325	42,636
		1,074,619
Materials 4.52%
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (a)	2,634	2,738
Alpek, SAB de CV 3.25% 2/25/2031	5,131	4,310
Alpek, SAB de CV, 3.25% 2/25/2031 (a)	1,100	924
ArcelorMittal SA 4.25% 7/16/2029	877	874
ARD Finance SA 7.25% PIK 6/30/2027 (a)(d)	8,348	84
Avient Corp. 6.25% 11/1/2031 (a)	2,950	2,973
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (a)	4,175	4,371
Axalta Coating Systems, LLC 4.75% 6/15/2027 (a)	10,650	10,584
Ball Corp. 5.50% 9/15/2033	30,000	30,046
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	3,002	3,009
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	7,166	7,321
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	7,388	7,398
Braskem Netherlands Finance BV 4.50% 1/10/2028	20,577	9,993
Braskem Netherlands Finance BV 4.50% 1/31/2030	17,325	8,075
Braskem Netherlands Finance BV 4.50% 1/31/2030 (a)	1,170	545
Braskem Netherlands Finance BV 8.50% 1/12/2031 (a)	9,246	4,392
Braskem Netherlands Finance BV 8.50% 1/12/2031	5,258	2,498
Braskem Netherlands Finance BV 7.25% 2/13/2033 (a)	8,203	3,813
Braskem Netherlands Finance BV 7.25% 2/13/2033	8,135	3,782
Braskem Netherlands Finance BV 8.00% 10/15/2034 (a)	13,495	6,284
Braskem Netherlands Finance BV 8.00% 10/15/2034	10,160	4,731
Braskem Netherlands Finance BV 5.875% 1/31/2050	9,550	4,011
Braskem Netherlands Finance BV 5.875% 1/31/2050 (a)	400	168
CAN-PACK SA 3.875% 11/15/2029 (a)	13,669	12,843
Capstone Copper Corp. 6.75% 3/31/2033 (a)	3,675	3,654
Celanese US Holdings, LLC 6.85% 11/15/2028	9,804	10,201
Celanese US Holdings, LLC 6.50% 4/15/2030	18,000	18,381
Celanese US Holdings, LLC 7.00% 2/15/2031	9,765	10,034
Celanese US Holdings, LLC 7.379% 7/15/2032	31,927	33,354
Celanese US Holdings, LLC 7.20% 11/15/2033	28,191	30,099
Celanese US Holdings, LLC 7.375% 2/15/2034	22,355	22,923
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (a)	8,785	8,733
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (a)	495	473
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	13,678	13,686
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (a)	8,040	7,849
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (a)	472	424
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	20,685	20,652
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (a)	12,416	12,029
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (a)	22,991	22,510
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (a)	19,285	18,859
Commercial Metals Co. 5.75% 11/15/2033 (a)	4,460	4,417
Consolidated Energy Finance SA 12.00% 2/15/2031 (a)	37,010	36,501
American Funds Multi-Sector Income Fund — Page 21 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Materials (continued)	Principal amount (000)	Value (000)
CSN Resources SA 8.875% 12/5/2030 (a)	USD4,500	$3,195
CSN Resources SA 8.875% 12/5/2030	3,193	2,267
CVR Partners, LP 6.125% 6/15/2028 (a)	7,460	7,439
Dow Chemical Co. (The) 4.80% 1/15/2031	8,930	8,824
Dow Chemical Co. (The) 5.35% 3/15/2035	16,778	16,550
Dow Chemical Co. (The) 5.65% 3/15/2036	8,652	8,574
Dow Chemical Co. (The) 4.375% 11/15/2042	16,080	12,615
Dow Chemical Co. (The) 4.625% 10/1/2044	2,140	1,698
Dow Chemical Co. (The) 5.55% 11/30/2048	2,547	2,204
Dow Chemical Co. (The) 4.80% 5/15/2049	8,900	6,906
Dow Chemical Co. (The) 3.60% 11/15/2050	8,022	5,165
Dow Chemical Co. (The) 6.90% 5/15/2053	1,149	1,174
Dow Chemical Co. (The) 5.60% 2/15/2054	12,205	10,506
Dow Chemical Co. (The) 5.95% 3/15/2055	14,622	13,253
Element Solutions, Inc. 3.875% 9/1/2028 (a)	11,360	11,068
First Quantum Minerals, Ltd. 6.375% 2/15/2036 (a)	11,445	11,019
Freeport-McMoRan, Inc. 4.25% 3/1/2030	188	184
Freeport-McMoRan, Inc. 5.45% 3/15/2043	223	211
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(b)(d)	12,235	6,423
FXI Holdings, Inc. 11.00% 11/15/2030 (a)	22,567	20,085
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)	4,055	4,024
JH North America Holdings, Inc. 6.125% 7/31/2032 (a)	6,810	6,794
Limak Cimento Sanayi ve Ticaret A.S. 9.75% 7/25/2029	18,449	18,224
LYB International Finance III, LLC 5.125% 1/15/2031	1,378	1,381
LYB International Finance III, LLC 5.50% 3/1/2034	8,847	8,798
LYB International Finance III, LLC 6.15% 5/15/2035	14,875	15,318
LYB International Finance III, LLC 5.875% 1/15/2036	12,615	12,663
LYB International Finance III, LLC 3.375% 10/1/2040	2,659	1,926
LYB International Finance III, LLC 3.625% 4/1/2051	2,225	1,436
Ma’aden Sukuk, Ltd. 5.25% 1/29/2036 (a)	21,108	20,542
Magnera Corp. 7.25% 11/15/2031 (a)	38,715	35,877
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2027 (a)	13,280	12,765
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2030 (a)	9,865	9,872
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2030 (a)	3,915	3,641
Methanex Corp. 5.125% 10/15/2027	9,223	9,171
Methanex Corp. 5.25% 12/15/2029	3,400	3,368
Minera Mexico, SA de CV, 5.625% 2/12/2032 (a)	12,270	12,426
Mineral Resources, Ltd. 8.00% 11/1/2027 (a)	1,645	1,668
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)	8,651	8,971
Mineral Resources, Ltd. 8.50% 5/1/2030 (a)	5,016	5,161
Nickel Industries, Ltd. 9.00% 9/30/2030	3,500	3,508
NOVA Chemicals Corp. 5.25% 6/1/2027 (a)	5,205	5,200
PT Freeport Indonesia 4.763% 4/14/2027	1,650	1,655
PT Freeport Indonesia 4.763% 4/14/2027 (a)	450	451
PT Freeport Indonesia 6.20% 4/14/2052	3,800	3,686
PT Krakatau Posco 6.375% 6/11/2027	3,500	3,521
PT Krakatau Posco 6.375% 6/11/2029	21,145	21,277
Quikrete Holdings, Inc. 6.375% 3/1/2032 (a)	7,009	7,112
Quikrete Holdings, Inc. 6.75% 3/1/2033 (a)	8,995	9,143
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (a)(b)(d)	8,057	7,933
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (b)(d)	4,795	4,721
Sasol Financing USA, LLC 8.75% 5/3/2029 (a)	6,494	6,763
Sasol Financing USA, LLC 8.75% 5/3/2029 (c)	2,540	2,645
Sasol Financing USA, LLC 5.50% 3/18/2031	9,970	9,003
American Funds Multi-Sector Income Fund — Page 22 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Materials (continued)	Principal amount (000)	Value (000)
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (a)	USD11,807	$11,679
SCIH Salt Holdings, Inc. 6.625% 5/1/2029 (a)	13,070	13,016
Sealed Air Corp. 4.00% 12/1/2027 (a)	10,999	10,978
Sealed Air Corp. 6.125% 2/1/2028 (a)	11,315	11,464
Sherwin-Williams Co. 5.15% 8/15/2035	2,381	2,397
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (a)	5,775	5,700
Stillwater Mining Co. 4.00% 11/16/2026 (c)	10,125	10,049
Trivium Packaging Finance BV 8.25% 7/15/2030 (a)	1,485	1,555
Trivium Packaging Finance BV 12.25% 1/15/2031 (a)	4,450	4,822
Tronox, Inc. 9.125% 9/30/2030 (a)	370	370
Vale Overseas, Ltd. 3.75% 7/8/2030	3,000	2,859
Vale Overseas, Ltd. 6.40% 6/28/2054	10,562	10,707
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (a)(b)	17,435	17,173
Veritiv Operating Co. 10.50% 11/30/2030 (a)	5,230	5,442
Warrior Met Coal, Inc. 7.875% 12/1/2028 (a)	1,000	1,012
Westlake Corp. 5.55% 11/15/2035	13,523	13,486
		963,259
Consumer staples 3.83%
Albertsons Cos., Inc. 3.50% 3/15/2029 (a)	10,185	9,721
Albertsons Cos., Inc. 4.875% 2/15/2030 (a)	1,835	1,797
Albertsons Cos., Inc. 5.50% 3/31/2031 (a)	17,500	17,324
Albertsons Cos., Inc. 5.625% 3/31/2032 (a)	6,300	6,208
Albertsons Cos., Inc. 5.75% 3/31/2034 (a)	30,980	30,348
Altria Group, Inc. 5.25% 8/6/2035	1,050	1,047
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	3,220	3,258
B&G Foods, Inc. 5.25% 9/15/2027	9,755	9,409
B&G Foods, Inc. 8.00% 9/15/2028 (a)	36,785	36,268
BAT Capital Corp. 5.834% 2/20/2031	1,084	1,135
BAT Capital Corp. 2.726% 3/25/2031	2,660	2,433
BAT Capital Corp. 5.35% 8/15/2032	1,525	1,566
BAT Capital Corp. 4.625% 3/22/2033	6,390	6,257
BAT Capital Corp. 6.421% 8/2/2033	5,398	5,857
BAT Capital Corp. 6.00% 2/20/2034	10,840	11,462
BAT Capital Corp. 5.625% 8/15/2035	35,207	36,222
BAT Capital Corp. 5.65% 3/16/2052	2,300	2,132
BAT Capital Corp. 7.081% 8/2/2053	30,438	33,666
BAT Capital Corp. 6.25% 8/15/2055	1,164	1,179
Central Garden & Pet Co. 4.125% 10/15/2030	3,485	3,281
Central Garden & Pet Co. 4.125% 4/30/2031 (a)	17,690	16,498
Coca-Cola Co. 5.20% 1/14/2055	6,524	6,182
Constellation Brands, Inc. 2.25% 8/1/2031	7,545	6,658
Constellation Brands, Inc. 4.75% 5/9/2032	2,744	2,724
Coty, Inc. 6.625% 7/15/2030 (a)	7,855	7,794
Coty, Inc. 5.60% 1/15/2031 (a)	30,004	29,063
Darling Ingredients, Inc. 6.00% 6/15/2030 (a)	16,425	16,553
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (a)	6,320	6,439
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (a)	3,565	3,640
Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028	1,450	1,501
Imperial Brands Finance PLC 5.875% 7/1/2034 (a)	19,816	20,390
Imperial Brands Finance PLC 5.625% 7/1/2035 (a)	1,050	1,059
Imperial Brands Finance PLC 6.375% 7/1/2055 (a)	5,026	5,013
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	5,934	4,707
American Funds Multi-Sector Income Fund — Page 23 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (a)	USD20,055	$20,281
Ingles Markets, Inc. 4.00% 6/15/2031 (a)	10,980	10,246
InRetail Consumer 3.25% 3/22/2028 (a)	1,100	1,058
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	8,657	8,441
Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032 (a)	5,145	1,736
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (a)	14,860	14,157
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (a)	735	684
MARB BondCo PLC 3.95% 1/29/2031	15,840	14,048
MARB BondCo PLC 3.95% 1/29/2031 (a)	1,700	1,508
Mars, Inc. 4.80% 3/1/2030 (a)	3,925	3,967
Mars, Inc. 5.00% 3/1/2032 (a)	3,000	3,036
Mars, Inc. 4.75% 4/20/2033 (a)	100	100
Mars, Inc. 5.20% 3/1/2035 (a)	66,754	67,414
Mars, Inc. 5.65% 5/1/2045 (a)	8,864	8,758
Mars, Inc. 5.70% 5/1/2055 (a)	31,151	30,396
Mars, Inc. 5.80% 5/1/2065 (a)	3,173	3,116
Minerva Luxembourg SA 8.875% 9/13/2033 (a)	12,480	13,345
Minerva Luxembourg SA 8.875% 9/13/2033	4,715	5,042
Natura & Co. Luxembourg Holdings SARL 4.125% 5/3/2028 (a)	1,164	1,102
Opal Bidco SAS 6.50% 3/31/2032 (a)	8,015	8,028
Performance Food Group, Inc. 4.25% 8/1/2029 (a)	7,902	7,597
Performance Food Group, Inc. 6.125% 9/15/2032 (a)	5,970	5,988
Performance Food Group, Inc. 5.625% 3/1/2034 (a)	2,135	2,062
Philip Morris International, Inc. 5.125% 2/13/2031	728	745
Philip Morris International, Inc. 4.75% 11/1/2031	9,436	9,482
Philip Morris International, Inc. 4.25% 10/29/2032	1,475	1,429
Philip Morris International, Inc. 5.75% 11/17/2032	3,636	3,829
Philip Morris International, Inc. 5.375% 2/15/2033	30,210	31,065
Philip Morris International, Inc. 5.625% 9/7/2033	6,050	6,315
Philip Morris International, Inc. 5.25% 2/13/2034	14,619	14,893
Philip Morris International, Inc. 4.90% 11/1/2034	36,859	36,678
Philip Morris International, Inc. 4.875% 4/30/2035	638	628
Philip Morris International, Inc. 4.625% 10/29/2035	26,488	25,491
Post Holdings, Inc. 4.625% 4/15/2030 (a)	12,976	12,466
Post Holdings, Inc. 6.25% 2/15/2032 (a)	7,883	7,974
Post Holdings, Inc. 6.375% 3/1/2033 (a)	29,035	28,630
Post Holdings, Inc. 6.25% 10/15/2034 (a)	15,615	15,305
Post Holdings, Inc. 6.50% 3/15/2036 (a)	10,140	9,941
Prestige Brands, Inc. 5.125% 1/15/2028 (a)	5,175	5,167
Prestige Brands, Inc. 3.75% 4/1/2031 (a)	5,795	5,316
United Natural Foods, Inc. 6.75% 10/15/2028 (a)	4,673	4,681
US Foods, Inc. 4.625% 6/1/2030 (a)	7,920	7,718
Walmart, Inc. 4.90% 4/28/2035	8,350	8,470
		817,124
Real estate 3.48%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (a)	3,515	3,391
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (a)	7,410	7,007
Boston Properties, LP 2.45% 10/1/2033	14,376	11,640
Boston Properties, LP 6.50% 1/15/2034	13,573	14,230
Boston Properties, LP 5.75% 1/15/2035	38,233	38,039
ERP Operating, LP 4.65% 9/15/2034	1,485	1,450
FibraSOMA 4.375% 7/22/2031	5,000	4,565
FibraSOMA 4.375% 7/22/2031 (a)	3,933	3,591
American Funds Multi-Sector Income Fund — Page 24 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Forestar Group, Inc. 6.50% 3/15/2033 (a)	USD7,560	$7,481
GGP Retail, LLC 5.75% 5/15/2026 (a)	8,286	8,283
Highwoods Realty, LP 7.65% 2/1/2034	15,730	17,465
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	14,865	14,072
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	12,225	11,233
Howard Hughes Corp. (The) 5.875% 3/1/2032 (a)	34,410	33,148
Howard Hughes Corp. (The) 6.125% 3/1/2034 (a)	27,490	26,424
Hudson Pacific Properties, LP 4.65% 4/1/2029	14,565	12,441
Hudson Pacific Properties, LP 3.25% 1/15/2030	37,880	30,657
Iron Mountain, Inc. 5.25% 3/15/2028 (a)	2,115	2,107
Iron Mountain, Inc. 5.00% 7/15/2028 (a)	2,154	2,132
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	16,730	16,264
Iron Mountain, Inc. 4.50% 2/15/2031 (a)	2,310	2,170
Iron Mountain, Inc. 6.25% 1/15/2033 (a)	22,940	22,885
Kennedy-Wilson, Inc. 4.75% 3/1/2029	13,842	13,652
Kennedy-Wilson, Inc. 4.75% 2/1/2030	38,674	38,714
Kennedy-Wilson, Inc. 5.00% 3/1/2031	27,115	27,159
Kilroy Realty, LP 5.875% 10/15/2035	2,943	2,839
Kilroy Realty, LP 6.25% 1/15/2036	2,431	2,411
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (a)	1,786	1,732
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	7,465	7,484
MPT Operating Partnership, LP 5.00% 10/15/2027	61,040	56,871
MPT Operating Partnership, LP 4.625% 8/1/2029	5,870	4,571
MPT Operating Partnership, LP 3.50% 3/15/2031	7,519	4,921
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	89,427	90,733
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (a)	8,710	8,678
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (a)	11,440	10,989
Pebblebrook Hotel, LP 6.375% 10/15/2029 (a)	8,865	8,888
Piedmont Operating Partnership, LP 5.625% 1/15/2033	14,170	13,778
Prologis, LP 4.75% 6/15/2033	3,745	3,717
Prologis, LP 5.125% 1/15/2034	3,379	3,417
Prologis, LP 5.00% 3/15/2034	3,034	3,042
Prologis, LP 5.00% 1/31/2035	1,197	1,195
RLJ Lodging Trust, LP 3.75% 7/1/2026 (a)	780	777
Service Properties Trust 4.95% 2/15/2027	2,467	2,478
Service Properties Trust 0% 9/30/2027 (a)	20,502	18,678
Service Properties Trust 5.50% 12/15/2027	3,925	3,934
Service Properties Trust 3.95% 1/15/2028	29,272	28,021
Service Properties Trust 4.95% 10/1/2029	37,384	33,899
Service Properties Trust 4.375% 2/15/2030	30,146	26,803
Service Properties Trust 8.625% 11/15/2031 (a)	15,848	16,563
Simon Property Group, LP 4.375% 10/1/2030	3,557	3,538
Simon Property Group, LP 5.125% 10/1/2035	1,154	1,156
Sun Hung Kai Properties (Capital Market), Ltd. 2.875% 1/21/2030 (c)	300	284
Trust 2401 7.70% 1/23/2032 (a)	1,186	1,270
VICI Properties, LP 4.125% 8/15/2030 (a)	852	816
VICI Properties, LP 5.625% 4/1/2035	8,093	8,059
		741,742
Utilities 3.16%
Aegea Finance SARL 9.00% 1/20/2031 (a)	8,371	8,391
AEP Transmission Co., LLC 5.375% 6/15/2035	150	152
AES Panama Generation Holdings, SRL 4.375% 5/31/2030	1,671	1,548
Alliant Energy Finance, LLC 3.60% 3/1/2032 (a)	967	895
American Funds Multi-Sector Income Fund — Page 25 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	USD1,585	$1,580
CenterPoint Energy Houston Electric, LLC 4.85% 4/1/2036	4,855	4,756
Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030 (a)	205	203
Comision Federal de Electricidad 6.045% 1/28/2034 (a)	2,637	2,559
Consumers Energy Co. 4.625% 5/15/2033	2,675	2,654
Consumers Energy Co. 5.05% 5/15/2035	11,100	11,151
DTE Electric Co. 4.85% 3/1/2036	3,575	3,509
Duke Energy Carolinas, LLC 5.35% 1/15/2053	4,820	4,520
Duke Energy Florida, LLC 4.85% 12/1/2035	4,025	3,952
Duke Energy Progress, LLC 2.00% 8/15/2031	2,830	2,494
Duke Energy Progress, LLC 2.50% 8/15/2050	1,099	634
Edison International 4.125% 3/15/2028	8,475	8,334
Edison International 5.45% 6/15/2029	2,487	2,511
Edison International 6.95% 11/15/2029	1,851	1,954
Edison International 4.80% 3/15/2031	2,924	2,856
Edison International 5.25% 3/15/2032	19,341	19,160
Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029) (b)	8,600	8,816
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(b)	10,110	11,710
Empresas Publicas de Medellin ESP 4.25% 7/18/2029 (a)	300	279
Empresas Publicas de Medellin ESP 4.25% 7/18/2029	200	186
Enel Finance International NV 5.00% 9/30/2035 (a)	4,100	3,978
Enfragen Energia Sur SA 5.375% 12/30/2030	6,100	5,561
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026 (a)	3,670	3,662
FirstEnergy Corp. 2.65% 3/1/2030	16,545	15,324
Florida Power & Light Co. 5.10% 4/1/2033	2,756	2,813
Florida Power & Light Co. 5.30% 6/15/2034	21,655	22,273
Florida Power & Light Co. 4.70% 2/15/2036	14,257	13,903
Florida Power & Light Co. 5.60% 6/15/2054	975	955
Florida Power & Light Co. 5.70% 3/15/2055	4,551	4,536
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (a)	6,010	6,167
Jersey Central Power & Light Co. 2.75% 3/1/2032 (a)	4,067	3,655
Jersey Central Power & Light Co. 5.10% 1/15/2035	450	450
Light Energia SA 4.375% 6/18/2026	3,438	3,351
Light Servicos de Eletricidade SA 4.21% 12/19/2032	1,526	1,072
Light Servicos de Eletricidade SA 2.26% PIK 12/19/2037 (d)	670	181
Long Ridge Energy, LLC 8.75% 2/15/2032 (a)	23,410	24,577
Minejesa Capital BV 4.625% 8/10/2030	2,596	2,570
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag 7.50% 6/9/2028	2,185	2,273
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	1,725	1,734
Northern States Power Co. 5.05% 5/15/2035	1,025	1,033
Northern States Power Co. 4.85% 5/15/2036	13,414	13,250
Northern States Power Co. 5.40% 3/15/2054	1,000	952
Northern States Power Co. 5.65% 5/15/2055	170	167
Pacific Gas and Electric Co. 2.10% 8/1/2027	17,158	16,636
Pacific Gas and Electric Co. 4.55% 7/1/2030	16,876	16,653
Pacific Gas and Electric Co. 2.50% 2/1/2031	8,058	7,224
Pacific Gas and Electric Co. 3.25% 6/1/2031	3,382	3,121
Pacific Gas and Electric Co. 4.40% 3/1/2032	5,384	5,194
Pacific Gas and Electric Co. 6.40% 6/15/2033	17,877	18,984
Pacific Gas and Electric Co. 6.95% 3/15/2034	18	20
Pacific Gas and Electric Co. 5.80% 5/15/2034	656	672
Pacific Gas and Electric Co. 5.70% 3/1/2035	3,987	4,043
American Funds Multi-Sector Income Fund — Page 26 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 6.00% 8/15/2035	USD2,760	$2,853
Pacific Gas and Electric Co. 5.20% 5/1/2036	7,500	7,313
Pacific Gas and Electric Co. 3.30% 8/1/2040	515	385
Pacific Gas and Electric Co. 4.95% 7/1/2050	34,318	28,450
Pacific Gas and Electric Co. 3.50% 8/1/2050	20,745	13,728
Pacific Gas and Electric Co. 5.90% 10/1/2054	7,886	7,354
PacifiCorp 5.45% 2/15/2034	4,724	4,709
PacifiCorp 5.80% 4/15/2036	16,819	16,961
PacifiCorp 3.30% 3/15/2051	5,220	3,260
PacifiCorp 2.90% 6/15/2052	1,982	1,130
PacifiCorp 5.35% 12/1/2053	18,744	16,091
PacifiCorp 5.50% 5/15/2054	26,852	23,568
PacifiCorp 5.80% 1/15/2055	14,129	12,916
PacifiCorp, junior subordinated, 7.125% 8/15/2056 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.292% on 8/15/2031) (b)	2,000	1,890
PECO Energy Co. 4.875% 9/15/2035	1,050	1,041
PECO Energy Co. 5.65% 9/15/2055	363	357
PG&E Corp. 5.00% 7/1/2028	1,560	1,549
PG&E Corp. 5.25% 7/1/2030	22,755	22,466
PG&E Corp., junior subordinated, 6.85% 9/15/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.225% on 9/15/2031) (b)	26,200	25,900
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (b)	13,334	13,431
Public Service Electric and Gas Co. 1.90% 8/15/2031	5,783	5,070
Public Service Electric and Gas Co. 4.90% 8/15/2035	3,150	3,127
Public Service Electric and Gas Co. 5.625% 1/1/2056	8,700	8,567
Public Service Enterprise Group, Inc. 5.40% 3/15/2035	450	456
Saavi Energia SARL 8.875% 2/10/2035 (a)	4,875	5,122
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030) (b)	555	540
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029) (b)	2,967	2,930
Southern California Edison Co. 4.20% 3/1/2029	100	99
Southern California Edison Co. 2.85% 8/1/2029	8,468	7,991
Southern California Edison Co. 2.25% 6/1/2030	2,570	2,326
Southern California Edison Co. 2.50% 6/1/2031	11,312	10,108
Southern California Edison Co. 5.45% 6/1/2031	3,100	3,172
Southern California Edison Co. 4.80% 3/15/2033	24,160	23,739
Southern California Edison Co. 5.20% 6/1/2034	24,545	24,374
Southern California Edison Co. 4.50% 9/1/2040	1,495	1,285
Southern California Edison Co. 3.60% 2/1/2045	3,221	2,298
Southern California Edison Co. 4.00% 4/1/2047	5,680	4,225
Southern California Edison Co. 2.95% 2/1/2051	1,705	1,027
Southern California Edison Co. 3.45% 2/1/2052	1,920	1,258
Southern California Edison Co. 6.20% 9/15/2055	2,700	2,680
Talen Energy Supply, LLC 8.625% 6/1/2030 (a)	17,654	18,529
Union Electric Co. 5.25% 4/15/2035	4,300	4,351
Union Electric Co. 2.625% 3/15/2051	1,820	1,078
Union Electric Co. 5.125% 3/15/2055	400	363
Vistra Operations Co., LLC 4.375% 5/1/2029 (a)	2,490	2,432
Vistra Operations Co., LLC 6.875% 4/15/2032 (a)	4,780	4,950
Wisconsin Electric Power Co. 4.60% 10/1/2034	325	320
Wisconsin Electric Power Co. 5.05% 10/1/2054	150	135
Wisconsin Power and Light Co. 1.95% 9/16/2031	1,275	1,108
American Funds Multi-Sector Income Fund — Page 27 of 59

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Xcel Energy, Inc. 2.35% 11/15/2031	USD1,175	$1,036
Xcel Energy, Inc. 5.60% 4/15/2035	23	23
YPF Energia Electrica SA 7.875% 10/16/2032 (a)	12,333	12,537
		674,396
Collateralized mortgage-backed obligations 0.02%
VM Fund I, LLC 8.625% 1/15/2028 (a)(f)	3,791	3,791
Total corporate bonds and notes		14,989,695
Mortgage-backed obligations 11.62% Commercial mortgage-backed securities 8.06%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.467% 11/15/2055 (h)(i)	12,268	11,739
ALA Trust, Series 2025-OANA, Class C, (1-month USD CME Term SOFR + 2.092%) 5.765% 6/15/2040 (a)(h)(i)	19,993	20,080
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class B, 3.716% 5/15/2053 (h)(i)	500	469
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class C, 5.952% 11/10/2029 (a)(h)(i)	6,821	6,900
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.167% 11/10/2029 (a)(h)(i)	24,047	24,559
Banc of America Commercial Mortgage, Inc., Series 2016-UB10, Class C, 4.906% 7/15/2049 (h)(i)	3,445	3,340
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2/15/2050 (h)	10	10
Bank Commercial Mortgage Trust, Series 2019-BN23, Class C, 3.619% 12/15/2052 (h)(i)	6,761	5,793
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 11/15/2054 (h)	10	10
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class B, 5.325% 8/15/2055 (h)(i)	5,080	4,904
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.746% 11/15/2055 (h)(i)	8,068	8,047
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.746% 11/15/2055 (h)(i)	7,260	6,952
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056 (h)(i)	5,438	5,634
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.677% 4/15/2056 (h)(i)	10,537	10,757
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.379% 7/15/2056 (h)(i)	9,389	9,814
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 7.00% 8/15/2056 (h)(i)	3,955	4,154
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class B, 7.605% 12/15/2056 (h)(i)	559	591
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class C, 7.858% 12/15/2056 (h)(i)	3,255	3,396
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class B, 6.483% 8/15/2057 (h)(i)	9,932	10,251
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class B, 6.533% 11/15/2057 (h)(i)	5,726	5,875
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class B, 6.277% 12/15/2057 (h)(i)	5,572	5,721
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class C, 6.463% 4/15/2058 (h)(i)	4,364	4,438
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class B, 6.474% 4/15/2058 (h)(i)	9,781	10,134
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class C, 4.103% 9/15/2060 (h)(i)	2,442	2,218
Bank Commercial Mortgage Trust, Series 2019-BN19, Class B, 3.647% 8/15/2061 (h)	3,870	3,373
Bank Commercial Mortgage Trust, Series 2019-BN18, Class C, 4.354% 5/15/2062 (h)(i)	1,935	1,627
Bank Commercial Mortgage Trust, Series 2019-BN20, Class B, 3.395% 9/15/2062 (h)(i)	3,740	3,146
Bank Commercial Mortgage Trust, Series 2020-BN25, Class C, 3.463% 1/15/2063 (h)(i)	6,057	5,301
Bank Commercial Mortgage Trust, Series 2020-BN26, Class C, 3.414% 3/15/2063 (h)(i)	8,970	7,546
Bank5, Series 2025-5YR17, Class B, 5.992% 11/15/2058 (h)(i)	3,378	3,458
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 4.592% 3/15/2037 (a)(h)(i)	3,286	3,119
Barclays Commercial Mortgage Securities, LLC, Series 2022-C15, Class C, 3.931% 4/15/2055 (h)(i)	8,527	7,116
Barclays Commercial Mortgage Securities, LLC, Series 2022-C17, Class B, 4.889% 9/15/2055 (h)(i)	10,648	10,113
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.369% 12/15/2055 (h)(i)	11,933	11,791
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class AS, 6.07% 4/15/2056 (h)(i)	14,288	14,796
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class B, 6.167% 7/15/2056 (h)(i)	7,743	7,889
Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057 (h)	759	747
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C27, Class B, 6.70% 7/15/2057 (h)(i)	6,326	6,571
Barclays Commercial Mortgage Securities, LLC, Series 2024-C28, Class B, 5.894% 9/15/2057 (h)(i)	5,555	5,651
Barclays Commercial Mortgage Securities, LLC, Series 2024-C30, Class B, 6.031% 11/15/2057 (h)(i)	2,738	2,821
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C33, Class B, 6.435% 3/15/2058 (h)(i)	5,357	5,569
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class B, 6.542% 5/15/2058 (h)(i)	2,956	3,094
American Funds Multi-Sector Income Fund — Page 28 of 59

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051 (h)	USD25	$25
Benchmark Mortgage Trust, Series 2018-B2, Class B, 4.432% 2/15/2051 (h)(i)	2,905	2,622
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051 (h)	10	10
Benchmark Mortgage Trust, Series 2018-B3, Class B, 4.295% 4/10/2051 (h)(i)	1,445	1,352
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 7/15/2051 (h)(i)	10	10
Benchmark Mortgage Trust, Series 2019-B11, Class B, 3.955% 5/15/2052 (h)(i)	4,840	4,098
Benchmark Mortgage Trust, Series 2021-B23, Class C, 2.563% 2/15/2054 (h)(i)	1,500	1,099
Benchmark Mortgage Trust, Series 2021-B25, Class B, 2.635% 4/15/2054 (h)	5,325	4,179
Benchmark Mortgage Trust, Series 2021-B28, Class B, 2.244% 8/15/2054 (h)(i)	7,260	5,981
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055 (h)(i)	1,753	1,622
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.594% 5/15/2055 (h)(i)	11,871	9,586
Benchmark Mortgage Trust, Series 2022-B35, Class B, 4.594% 5/15/2055 (h)(i)	1,935	1,672
Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.77% 5/15/2055 (h)(i)	13,297	13,601
Benchmark Mortgage Trust, Series 2022-B36, Class B, 4.87% 7/15/2055 (h)(i)	7,260	6,981
Benchmark Mortgage Trust, Series 2023-B38, Class AM, 6.121% 4/15/2056 (h)(i)	21,893	22,548
Benchmark Mortgage Trust, Series 2024-V7, Class AS, 6.533% 5/15/2056 (h)(i)	12,472	12,993
Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056 (h)(i)	6,283	6,428
Benchmark Mortgage Trust, Series 2023-B40, Class B, 6.581% 12/15/2056 (h)(i)	6,914	7,228
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (h)(i)	4,555	4,727
Benchmark Mortgage Trust, Series 2024-V5, Class C, 7.205% 1/10/2057 (h)(i)	1,155	1,181
Benchmark Mortgage Trust, Series 2024-V8, Class B, 7.179% 7/15/2057 (h)(i)	5,965	6,260
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057 (h)	20	19
Benchmark Mortgage Trust, Series 2024-V9, Class B, 6.466% 8/15/2057 (h)(i)	4,404	4,551
Benchmark Mortgage Trust, Series 2024-V10, Class B, 5.977% 9/15/2057 (h)(i)	5,805	5,875
Benchmark Mortgage Trust, Series 2024-V11, Class B, 6.586% 11/15/2057 (h)(i)	4,710	4,883
Benchmark Mortgage Trust, Series 2024-V12, Class B, 6.282% 12/15/2057 (h)(i)	2,000	2,037
Benchmark Mortgage Trust, Series 2025-V15, Class C, 6.268% 6/15/2058 (h)	3,400	3,452
Benchmark Mortgage Trust, Series 2025-V15, Class B, 6.425% 6/15/2058 (h)	5,562	5,787
Benchmark Mortgage Trust, Series 2025-V16, Class B, 6.13% 8/15/2058 (h)(i)	8,693	9,010
Benchmark Mortgage Trust, Series 2025-V18, Class C, 6.139% 10/15/2058 (h)	4,489	4,482
BFLD Trust, Series 2025-5MW, Class A, 4.83% 10/10/2042 (a)(h)(i)	18,297	18,171
BFLD Trust, Series 2025-5MW, Class D, 6.583% 10/10/2042 (a)(h)(i)	1,779	1,806
BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 6.263% 3/15/2041 (a)(h)(i)	5,591	5,587
BMO Mortgage Trust, Series 2023-C4, Class B, 5.59% 2/15/2056 (h)(i)	2,981	2,972
BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056 (h)(i)	10,176	10,480
BMO Mortgage Trust, Series 2023-5C1, Class C, 7.355% 8/15/2056 (h)(i)	4,297	4,382
BMO Mortgage Trust, Series 2023-5C2, Class C, 7.485% 11/15/2056 (h)(i)	2,887	2,938
BMO Mortgage Trust, Series 2024-5C3, Class D, 4.00% 2/15/2057 (a)(h)	666	596
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057 (h)(i)	3,598	3,715
BMO Mortgage Trust, Series 2024-5C5, Class B, 6.98% 2/15/2057 (h)(i)	5,018	5,172
BMO Mortgage Trust, Series 2024-5C3, Class C, 7.088% 2/15/2057 (h)(i)	2,295	2,329
BMO Mortgage Trust, Series 2024-5C4, Class C, 7.252% 5/15/2057 (h)(i)	3,783	3,881
BMO Mortgage Trust, Series 2024-C9, Class B, 6.561% 7/15/2057 (h)(i)	5,965	6,188
BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057 (h)(i)	6,532	6,593
BMO Mortgage Trust, Series 2024-5C7, Class B, 6.41% 11/15/2057 (h)(i)	2,420	2,476
BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 7.062% 6/15/2041 (a)(h)(i)	10,032	10,019
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.323% 12/15/2042 (a)(h)(i)	8,221	8,240
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class B, (1-month USD CME Term SOFR + 1.90%) 5.573% 12/15/2042 (a)(h)(i)	5,282	5,289
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class C, (1-month USD CME Term SOFR + 2.15%) 5.923% 12/15/2042 (a)(h)(i)	3,583	3,582
American Funds Multi-Sector Income Fund — Page 29 of 59

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class D, (1-month USD CME Term SOFR + 2.50%) 6.273% 12/15/2042 (a)(h)(i)	USD1,203	$1,201
BX Commercial Mortgage Trust, Series 2024-KING, Class D, (1-month USD CME Term SOFR + 2.49%) 6.162% 5/15/2034 (a)(h)(i)	2,857	2,862
BX Commercial Mortgage Trust, Series 2021-SDMF, Class E, (1-month USD CME Term SOFR + 1.701%) 5.374% 9/15/2034 (a)(h)(i)	1,345	1,343
BX Commercial Mortgage Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 5.637% 11/15/2038 (a)(h)(i)	2,228	2,227
BX Commercial Mortgage Trust, Series 2021-ACNT, Class E, (1-month USD CME Term SOFR + 2.311%) 5.984% 11/15/2038 (a)(h)(i)	1,087	1,087
BX Commercial Mortgage Trust, Series 2022-AHP, Class B, (1-month USD CME Term SOFR + 1.84%) 5.513% 1/17/2039 (a)(h)(i)	2,952	2,953
BX Commercial Mortgage Trust, Series 2022-LP2, Class D, (1-month USD CME Term SOFR + 1.961%) 5.633% 2/15/2039 (a)(h)(i)	2,100	2,101
BX Commercial Mortgage Trust, Series 2024-GPA2, Class E, (1-month USD CME Term SOFR + 3.54%) 7.212% 11/15/2041 (a)(h)(i)	7,398	7,404
BX Commercial Mortgage Trust, Series 2025-BIO3, Class C, 7.193% 2/10/2042 (a)(h)(i)	1,787	1,800
BX Commercial Mortgage Trust, Series 2020-VIV3, Class B, 3.544% 3/9/2044 (a)(h)(i)	4,788	4,515
BX Commercial Mortgage Trust, Series 2026-VLT9, Class A, (1-month USD CME Term SOFR + 1.70%) 5.373% 3/15/2045 (a)(h)(i)	22,000	21,936
BX Commercial Mortgage Trust, Series 2026-VLT9, Class B, (1-month USD CME Term SOFR + 2.15%) 5.823% 3/15/2045 (a)(h)(i)	45,513	45,282
BX Commercial Mortgage Trust, Series 2026-VLT9, Class C, (1-month USD CME Term SOFR + 2.55%) 6.223% 3/15/2045 (a)(h)(i)	17,941	17,857
BX Trust, Series 2024-KING, Class C, (1-month USD CME Term SOFR + 1.94%) 5.613% 5/15/2034 (a)(h)(i)	7,730	7,741
BX Trust, Series 2021-SDMF, Class C, (1-month USD CME Term SOFR + 1.002%) 4.675% 9/15/2034 (a)(h)(i)	1,888	1,887
BX Trust, Series 2021-SDMF, Class D, (1-month USD CME Term SOFR + 1.501%) 5.174% 9/15/2034 (a)(h)(i)	1,796	1,794
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 6.512% 4/15/2037 (a)(h)(i)	551	552
BX Trust, Series 2022-AHP, Class C, (1-month USD CME Term SOFR + 2.09%) 5.763% 1/17/2039 (a)(h)(i)	3,808	3,810
BX Trust, Series 2024-AIRC, Class D, (1-month USD CME Term SOFR + 3.089%) 6.762% 8/15/2041 (a)(h)(i)	9,232	9,253
BX Trust, Series 2024-AIR2, Class D, (1-month USD CME Term SOFR + 2.79%) 6.463% 10/15/2041 (a)(h)(i)	5,111	5,121
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.215% 11/15/2041 (a)(h)(i)	10,252	10,271
BX Trust, Series 2024-GPA2, Class D, (1-month USD CME Term SOFR + 2.591%) 6.263% 11/15/2041 (a)(h)(i)	1,774	1,775
BX Trust, Series 2024-FNX, Class D, (1-month USD CME Term SOFR + 2.94%) 6.613% 11/15/2041 (a)(h)(i)	18,503	18,534
BX Trust, Series 2025-BIO3, Class D, 7.193% 2/10/2042 (a)(h)(i)	24,155	24,191
BX Trust, Series 2025-VLT6, Class C, (1-month USD CME Term SOFR + 2.1922%) 5.865% 3/15/2042 (a)(h)(i)	12,538	12,439
BX Trust, Series 2025-VLT6, Class D, (1-month USD CME Term SOFR + 2.5916%) 6.264% 3/15/2042 (a)(h)(i)	18,408	18,246
BX Trust, Series 2025-GW, Class B, (1-month USD CME Term SOFR + 1.85%) 5.523% 7/15/2042 (a)(h)(i)	12,420	12,434
BX Trust, Series 2025-GW, Class C, (1-month USD CME Term SOFR + 2.10%) 5.773% 7/15/2042 (a)(h)(i)	10,250	10,264
BX Trust, Series 2025-DELC, Class A, (1-month USD CME Term SOFR + 1.55%) 5.223% 12/15/2042 (a)(h)(i)	1,873	1,878
BX Trust, Series 2025-DELC, Class B, (1-month USD CME Term SOFR + 1.80%) 5.473% 12/15/2042 (a)(h)(i)	52	52
BX Trust, Series 2020-VIV2, Class C, 3.542% 3/9/2044 (a)(h)(i)	4,985	4,652
BX Trust, Series 2025-VLT7, Class A, (1-month USD CME Term SOFR + 1.70%) 5.373% 7/15/2044 (a)(h)(i)	19,050	18,999
BX Trust, Series 2025-VLT7, Class B, (1-month USD CME Term SOFR + 2.00%) 5.673% 7/15/2044 (a)(h)(i)	13,898	13,843
BX Trust, Series 2025-VLT7, Class C, (1-month USD CME Term SOFR + 2.35%) 6.023% 7/15/2044 (a)(h)(i)	13,324	13,251
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.373% 12/15/2044 (a)(h)(i)	22,603	22,574
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 5.773% 12/15/2044 (a)(h)(i)	19,984	19,880
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.673% 12/15/2044 (a)(h)(i)	4,650	4,630
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B, (1-month USD CME Term SOFR + 2.092%) 5.765% 3/15/2035 (a)(h)(i)	12,864	12,867
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 6.861% 3/15/2035 (a)(h)(i)	2,404	2,404
CALI Mortgage Trust, Series 2024-SUN, Class C, (1-month USD CME Term SOFR + 2.79%) 6.459% 7/15/2041 (a)(h)(i)	1,794	1,800
American Funds Multi-Sector Income Fund — Page 30 of 59

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
CALI Mortgage Trust, Series 2024-SUN, Class D, (1-month USD CME Term SOFR + 3.63%) 7.296% 7/15/2041 (a)(h)(i)	USD2,400	$2,412
CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 6.72% 8/15/2041 (a)(h)(i)	7,444	7,391
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (h)	10	10
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class D, 6.36% 7/10/2028 (a)(h)(i)	12,593	12,648
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 10/12/2040 (a)(h)(i)	27,313	27,199
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040 (a)(h)(i)	2,450	2,464
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345% 10/10/2047 (h)(i)	982	960
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 3.975% 4/10/2048 (h)(i)	2,575	2,306
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053 (h)(i)	1,775	1,563
Citigroup Commercial Mortgage Trust, Series 2022-GC48, Class C, 4.875% 5/15/2054 (h)(i)	2,905	2,653
Commercial Mortgage Trust, Series 2020-CX, Class D, 2.773% 11/10/2046 (a)(h)(i)	5,805	4,421
Commercial Mortgage Trust, Series 2014-CR16, Class C, 4.887% 4/10/2047 (h)(i)	460	442
Commercial Mortgage Trust, Series 2014-UBS4, Class AM, 3.968% 8/10/2047 (h)	100	98
Commercial Mortgage Trust, Series 2015-CR26, Class B, 4.837% 10/10/2048 (h)(i)	2,481	2,434
Commercial Mortgage Trust, Series 2015-CCRE-26, Class C, 4.837% 10/10/2048 (h)(i)	860	812
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049 (h)	25	25
Commercial Mortgage Trust, Series 2019-GC44, Class C, 3.644% 8/15/2057 (h)(i)	1,000	826
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class C, 5.728% 8/12/2043 (a)(h)(i)	1,935	1,827
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.728% 8/12/2043 (a)(h)(i)	18,967	17,264
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.379% 9/12/2040 (a)(h)(i)	21,951	22,139
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/12/2040 (a)(h)(i)	3,950	3,997
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (a)(h)(i)	10,935	11,047
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039 (a)(h)(i)	2,040	2,042
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039 (a)(h)(i)	2,951	2,954
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 4.973% 10/15/2042 (a)(h)(i)	6,635	6,644
Extended Stay America Trust, Series 2025-ESH, Class D, (1-month USD CME Term SOFR + 2.60%) 6.273% 10/15/2042 (a)(h)(i)	7,287	7,314
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.559% 2/10/2056 (h)(i)	7,192	7,321
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.559% 2/10/2056 (h)(i)	2,822	2,828
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.123% 12/15/2039 (a)(h)(i)	6,705	6,711
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class F, (1-month USD CME Term SOFR + 4.25%) 7.923% 12/15/2039 (a)(h)(i)	12,195	12,272
FS Commercial Mortgage Trust, Series 2023-4SZN, Class C, 8.392% 11/10/2039 (a)(h)(i)	8,898	9,007
FS Commercial Mortgage Trust, Series 2023-4SZN, Class D, 9.383% 11/10/2039 (a)(h)(i)	9,580	9,730
Great Wolf Trust, Series 2024-WOLF, Class A, (1-month USD CME Term SOFR + 1.542%) 5.215% 3/15/2039 (a)(h)(i)	6,742	6,747
Great Wolf Trust, Series 2024-WOLF, Class C, (1-month USD CME Term SOFR + 2.391%) 6.064% 3/15/2039 (a)(h)(i)	8,954	8,982
Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 6.563% 3/15/2039 (a)(h)(i)	3,713	3,728
GS Mortgage Securities Trust, Series 2024-70P, Class B, 5.887% 3/10/2041 (a)(h)(i)	7,102	7,161
GS Mortgage Securities Trust, Series 2024-70P, Class C, 6.287% 3/10/2041 (a)(h)(i)	9,123	9,200
GS Mortgage Securities Trust, Series 2024-70P, Class D, 7.531% 3/10/2041 (a)(h)(i)	13,085	13,367
GS Mortgage Securities Trust, Series 2018-GS10, Class AS, 4.384% 7/10/2051 (h)(i)	3,870	3,801
GS Mortgage Securities Trust, Series 2019-GC40, Class C, 3.946% 7/10/2052 (h)	4,224	3,488
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.065% 3/15/2042 (a)(h)(i)	3,300	3,302
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 5.415% 3/15/2042 (a)(h)(i)	2,343	2,345
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 5.714% 3/15/2042 (a)(h)(i)	1,407	1,409
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.264% 3/15/2042 (a)(h)(i)	15,623	15,648
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 6.963% 3/15/2042 (a)(h)(i)	12,734	12,517
American Funds Multi-Sector Income Fund — Page 31 of 59

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Hilton USA Trust, Series 2024-ORL, Class B, (1-month USD CME Term SOFR + 1.941%) 5.613% 5/15/2037 (a)(h)(i)	USD9,680	$9,687
Hilton USA Trust, Series 2024-ORL, Class C, (1-month USD CME Term SOFR + 2.44%) 6.112% 5/15/2037 (a)(h)(i)	6,424	6,431
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038 (a)(h)	1,230	1,224
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (a)(h)(i)	13,022	13,332
HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.324% 5/10/2039 (a)(h)(i)	3,052	3,082
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.471% 5/10/2039 (a)(h)(i)	7,596	7,701
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class D, 6.551% 1/13/2040 (a)(h)(i)	500	514
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class E, 6.901% 1/13/2040 (a)(h)(i)	25,854	26,274
INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1-month USD CME Term SOFR + 2.25%) 5.923% 3/15/2042 (a)(h)(i)	15,000	15,002
INTOWN Mortgage Trust, Series 2025-STAY, Class D, (1-month USD CME Term SOFR + 2.85%) 6.523% 3/15/2042 (a)(h)(i)	23,700	23,699
Invitation Homes Trust, Series 2024-SFR1, Class E, 4.50% 9/17/2041 (a)(h)	1,000	961
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (a)(h)	1,750	1,488
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039 (a)(h)(i)	437	358
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.266% 11/15/2039 (a)(h)(i)	8,913	8,925
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class B, (1-month USD CME Term SOFR + 1.942%) 5.615% 11/15/2039 (a)(h)(i)	16,360	16,396
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class C, (1-month USD CME Term SOFR + 2.242%) 5.915% 11/15/2039 (a)(h)(i)	5,469	5,486
KSL Commercial Mortgage Trust, Series 2024-HT2, Class D, (1-month USD CME Term SOFR + 3.29%) 6.962% 12/15/2039 (a)(h)(i)	19,607	19,531
KSL Commercial Mortgage Trust, Series 2024-HT2, Class E, (1-month USD CME Term SOFR + 4.538%) 8.211% 12/15/2039 (a)(h)(i)	15,151	15,219
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.845% 3/10/2050 (a)(h)(i)	1,670	1,577
LV Trust, Series 2024-SHOW, Class C, 5.669% 10/10/2041 (a)(h)(i)	4,475	4,516
Manhattan West, Series 2020-1MW, Class C, 2.413% 9/10/2039 (a)(h)(i)	2,942	2,827
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048 (h)	2,236	2,163
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class C, 5.743% 11/15/2058 (h)(i)	992	975
Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.53% 6/15/2050 (h)	45	45
Morgan Stanley Capital I Trust, Series 2019-L3, Class B, 3.768% 11/15/2052 (h)(i)	5,130	4,662
MSWF Commercial Mortgage Trust, Series 2023-1, Class B, 6.906% 5/15/2056 (h)(i)	4,421	4,642
MSWF Commercial Mortgage Trust, Series 2023-2, Class B, 6.873% 12/15/2056 (h)(i)	12,876	13,760
MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.245% 12/15/2056 (h)(i)	2,469	2,611
Multifamily Connecticut Avenue Securities, Series 2019-1, Class M10, (30-day Average USD-SOFR + 3.364%) 7.026% 10/25/2049 (a)(h)(i)	1,010	1,027
Multifamily Connecticut Avenue Securities, Series 2020-01, Class M10, (30-day Average USD-SOFR + 3.864%) 7.526% 3/25/2050 (a)(h)(i)	7,757	7,890
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 7.662% 11/25/2053 (a)(h)(i)	8,358	8,593
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 10.162% 11/25/2053 (a)(h)(i)	25,780	29,634
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.412% 7/25/2054 (a)(h)(i)	5,568	5,640
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.062% 5/25/2055 (a)(h)(i)	11,578	11,774
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 6.762% 5/25/2055 (a)(h)(i)	12,046	12,089
Multifamily Structured Credit Risk, Series 2021-MN1, Class M2, (30-day Average USD-SOFR + 3.75%) 7.412% 1/25/2051 (a)(h)(i)	2,640	2,744
Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, (30-day Average USD-SOFR + 4.00%) 7.662% 11/25/2051 (a)(h)(i)	3,500	3,629
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.853% 2/10/2047 (a)(h)(i)	2,519	2,615
American Funds Multi-Sector Income Fund — Page 32 of 59

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 6.125% 2/10/2047 (a)(h)(i)	USD2,383	$2,450
NY Commercial Mortgage Trust, Series 2025-299P, Class C, 6.378% 2/10/2047 (a)(h)(i)	2,756	2,814
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (a)(h)(i)	8,095	8,066
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, 5.174% 11/5/2038 (a)(h)(i)	7,445	7,444
NYC Commercial Mortgage Trust, Series 2025-28L, Class D, 6.42% 11/5/2038 (a)(h)(i)	17,168	17,153
NYC Commercial Mortgage Trust, Series 2025-3BP, Class C, (1-month USD CME Term SOFR + 1.892%) 5.565% 2/15/2042 (a)(h)(i)	6,755	6,739
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, (1-month USD CME Term SOFR + 2.4413%) 6.114% 2/15/2042 (a)(h)(i)	5,297	5,293
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032 (a)(h)	3,445	3,320
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032 (a)(h)	3,000	2,833
ROCC Trust, Series 2024-CNTR, Class A, 5.388% 11/13/2041 (a)(h)	434	442
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, (1-month USD CME Term SOFR + 1.50%) 5.173% 9/15/2042 (a)(h)(i)	17,826	17,852
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 5.414% 5/15/2039 (a)(h)(i)	5,875	5,873
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 4.937% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (a)(b)(h)	23,809	23,785
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.287% 5/15/2038 (a)(h)(i)	1,774	1,771
SFO Commercial Mortgage Trust, Series 2021-555, Class C, (1-month USD CME Term SOFR + 1.914%) 5.587% 5/15/2038 (a)(h)(i)	2,905	2,890
SHR Trust, Series 2024-LXRY, Class D, (1-month USD CME Term SOFR + 3.60%) 7.273% 10/15/2041 (a)(h)(i)	5,518	5,519
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 5.623% 1/15/2039 (a)(h)(i)	15,398	15,356
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class E, (1-month USD CME Term SOFR + 2.70%) 6.373% 1/15/2039 (a)(h)(i)	10,693	10,659
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.314% 2/15/2042 (a)(h)(i)	8,505	8,386
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class E, (1-month USD CME Term SOFR + 3.29%) 7.013% 2/15/2042 (a)(h)(i)	7,000	6,897
UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.496% 8/15/2050 (h)(i)	3,065	2,893
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.761% 9/15/2040 (a)(h)(i)	5,526	5,503
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048 (h)(i)	6,158	6,096
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.436% 10/15/2050 (h)(i)	4,914	4,591
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051 (h)	2,808	2,699
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class C, 3.81% 12/15/2052 (h)	1,935	1,685
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class B, 6.821% 7/15/2057 (h)(i)	9,535	9,884
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class B, 6.534% 11/15/2057 (h)(i)	1,448	1,485
Wells Fargo Commercial Mortgage Trust, Series 2025-5C4, Class B, 6.394% 5/15/2058 (h)(i)	1,722	1,779
Wells Fargo Commercial Mortgage Trust, Series 2025-5C5, Class B, 6.219% 7/15/2058 (h)(i)	3,084	3,172
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.88% 9/15/2058 (h)(i)	21	20
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class B, 4.949% 1/15/2059 (h)(i)	3,328	3,235
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.069% 9/15/2057 (h)(i)	2,928	2,799
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.462% 11/15/2027 (a)(h)(i)	12,892	12,922
WSTN Trust, Series 2023-MAUI, Class B, 7.263% 7/5/2037 (a)(h)(i)	10,053	10,148
WSTN Trust, Series 2023-MAUI, Class C, 7.958% 7/5/2037 (a)(h)(i)	4,452	4,491
WSTN Trust, Series 2023-MAUI, Class D, 8.748% 7/5/2037 (a)(h)(i)	11,453	11,466
		1,718,528
American Funds Multi-Sector Income Fund — Page 33 of 59

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations 1.84%	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (h)	USD5,042	$5,155
Fannie Mae Pool #DA5054 6.00% 11/1/2053 (h)	2,294	2,349
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (h)	19,352	19,760
Fannie Mae Pool #FS8600 6.00% 7/1/2054 (h)	11,654	11,976
Fannie Mae Pool #DB6905 6.00% 7/1/2054 (h)	5,910	6,036
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (h)	1,642	1,676
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (h)	1,240	1,265
Fannie Mae Pool #BU4711 6.00% 7/1/2054 (h)	790	806
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (h)	268	274
Fannie Mae Pool #DB8073 6.00% 7/1/2054 (h)	186	190
Fannie Mae Pool #DB4465 6.00% 8/1/2054 (h)	1,261	1,287
Fannie Mae Pool #DC0901 6.00% 8/1/2054 (h)	884	905
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (h)	740	755
Fannie Mae Pool #DB4440 6.00% 8/1/2054 (h)	366	373
Fannie Mae Pool #DC3465 6.00% 9/1/2054 (h)	1,570	1,601
Fannie Mae Pool #DC0503 6.00% 9/1/2054 (h)	683	697
Fannie Mae Pool #DC4916 6.00% 10/1/2054 (h)	1,576	1,608
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (h)	877	895
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (h)	6,132	6,167
Fannie Mae Pool #DC6437 6.00% 11/1/2054 (h)	923	941
Fannie Mae Pool #MA5532 6.00% 11/1/2054 (h)	791	808
Fannie Mae Pool #DC6459 6.00% 11/1/2054 (h)	772	787
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (h)	8,290	8,456
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (h)	3,578	3,650
Fannie Mae Pool #DC7023 6.00% 12/1/2054 (h)	873	891
Fannie Mae Pool #DC8866 6.00% 12/1/2054 (h)	804	820
Fannie Mae Pool #MA5554 6.00% 12/1/2054 (h)	796	812
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (h)	748	763
Fannie Mae Pool #DC8604 6.00% 1/1/2055 (h)	1,667	1,700
Fannie Mae Pool #DC9957 6.00% 1/1/2055 (h)	1,482	1,512
Fannie Mae Pool #BU5374 6.00% 1/1/2055 (h)	495	507
Fannie Mae Pool #DC9987 6.00% 1/1/2055 (h)	186	190
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (h)	4,379	4,467
Fannie Mae Pool #DD1766 6.00% 2/1/2055 (h)	2,581	2,633
Fannie Mae Pool #DD4308 6.00% 2/1/2055 (h)	803	820
Fannie Mae Pool #DD0756 6.00% 2/1/2055 (h)	760	777
Fannie Mae Pool #DC4824 6.00% 2/1/2055 (h)	185	189
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (h)	1,421	1,449
Fannie Mae Pool #DD5558 6.00% 3/1/2055 (h)	938	957
Fannie Mae Pool #DD6396 6.00% 3/1/2055 (h)	835	858
Fannie Mae Pool #DD4905 6.00% 3/1/2055 (h)	277	283
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (h)	4,876	4,975
Fannie Mae Pool #DD9296 6.00% 4/1/2055 (h)	1,983	2,023
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (h)	1,557	1,588
Fannie Mae Pool #DD7200 6.00% 4/1/2055 (h)	1,012	1,033
Fannie Mae Pool #DD6390 6.00% 4/1/2055 (h)	864	882
Fannie Mae Pool #DD8109 6.00% 4/1/2055 (h)	759	775
Fannie Mae Pool #DD5311 6.00% 4/1/2055 (h)	529	540
Fannie Mae Pool #DC4756 6.00% 4/1/2055 (h)	34	34
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (h)	18,677	19,049
Fannie Mae Pool #DD9841 6.00% 5/1/2055 (h)	988	1,008
Fannie Mae Pool #DD9268 6.00% 5/1/2055 (h)	927	946
Fannie Mae Pool #DC4816 6.00% 5/1/2055 (h)	908	933
Fannie Mae Pool #DD9150 6.00% 5/1/2055 (h)	718	732
American Funds Multi-Sector Income Fund — Page 34 of 59

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #DE1532 6.00% 6/1/2055 (h)	USD2,702	$2,756
Fannie Mae Pool #DC3397 6.00% 6/1/2055 (h)	1,091	1,113
Fannie Mae Pool #DD9888 6.00% 6/1/2055 (h)	990	1,010
Fannie Mae Pool #DE2033 6.00% 6/1/2055 (h)	830	847
Fannie Mae Pool #DD6111 6.00% 6/1/2055 (h)	100	101
Fannie Mae Pool #DE5117 6.00% 7/1/2055 (h)	866	884
Fannie Mae Pool #DE4980 6.00% 7/1/2055 (h)	553	565
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (h)	8,616	8,664
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (h)	22,178	22,297
FARM Mortgage Trust, Series 2024-1, Class B, 5.084% 10/1/2053 (a)(h)(i)	4,043	3,535
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.591% 8/1/2054 (a)(h)(i)	2,891	2,545
Farmer Mac Agricultural Real Estate Trust, Series 2025-1, Class A1, 5.22% 8/1/2055 (a)(h)(i)	27,706	27,936
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (h)	18,068	18,513
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (h)	11,487	11,733
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (h)	6,374	6,502
Freddie Mac Pool #QJ0957 6.00% 7/1/2054 (h)	853	870
Freddie Mac Pool #SD6143 6.00% 7/1/2054 (h)	125	127
Freddie Mac Pool #QJ1163 6.00% 8/1/2054 (h)	115	117
Freddie Mac Pool #QJ3734 6.00% 9/1/2054 (h)	1,543	1,575
Freddie Mac Pool #QJ3870 6.00% 9/1/2054 (h)	1,479	1,509
Freddie Mac Pool #QJ4536 6.00% 9/1/2054 (h)	1,073	1,095
Freddie Mac Pool #QJ3725 6.00% 9/1/2054 (h)	867	885
Freddie Mac Pool #QJ3295 6.00% 9/1/2054 (h)	298	305
Freddie Mac Pool #SL1418 6.00% 10/1/2054 (h)	1,573	1,606
Freddie Mac Pool #QJ7053 6.00% 10/1/2054 (h)	827	843
Freddie Mac Pool #QJ6718 6.00% 10/1/2054 (h)	725	740
Freddie Mac Pool #RJ3596 6.00% 11/1/2054 (h)	3,192	3,258
Freddie Mac Pool #QJ9527 6.00% 11/1/2054 (h)	733	748
Freddie Mac Pool #RJ3446 6.00% 11/1/2054 (h)	321	327
Freddie Mac Pool #QJ7363 6.00% 11/1/2054 (h)	99	101
Freddie Mac Pool #QX2195 6.00% 12/1/2054 (h)	1,655	1,690
Freddie Mac Pool #SD8495 6.00% 12/1/2054 (h)	206	210
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (h)	16,934	17,272
Freddie Mac Pool #QX7531 6.00% 1/1/2055 (h)	4,452	4,543
Freddie Mac Pool #QX3576 6.00% 1/1/2055 (h)	2,700	2,755
Freddie Mac Pool #QX3614 6.00% 1/1/2055 (h)	1,427	1,455
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (h)	3,493	3,513
Freddie Mac Pool #QX5767 6.00% 2/1/2055 (h)	3,231	3,296
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (h)	802	818
Freddie Mac Pool #QX8448 6.00% 2/1/2055 (h)	368	376
Freddie Mac Pool #SL0924 6.00% 3/1/2055 (h)	10,438	10,650
Freddie Mac Pool #QX9674 6.00% 3/1/2055 (h)	993	1,013
Freddie Mac Pool #QY0388 6.00% 4/1/2055 (h)	6,555	6,688
Freddie Mac Pool #RJ4422 6.00% 4/1/2055 (h)	1,715	1,750
Freddie Mac Pool #QY0266 6.00% 4/1/2055 (h)	1,649	1,682
Freddie Mac Pool #QY0860 6.00% 4/1/2055 (h)	1,487	1,517
Freddie Mac Pool #QY1233 6.00% 4/1/2055 (h)	911	929
Freddie Mac Pool #SL1413 6.00% 4/1/2055 (h)	828	844
Freddie Mac Pool #QY0236 6.00% 4/1/2055 (h)	775	790
Freddie Mac Pool #QX9257 6.00% 4/1/2055 (h)	553	564
Freddie Mac Pool #QY3669 6.00% 4/1/2055 (h)	522	533
Freddie Mac Pool #QY0962 6.00% 4/1/2055 (h)	264	269
Freddie Mac Pool #QY3388 6.00% 4/1/2055 (h)	173	176
Freddie Mac Pool #RQ0022 5.50% 5/1/2055 (h)	1,578	1,587
American Funds Multi-Sector Income Fund — Page 35 of 59

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QY2321 5.50% 5/1/2055 (h)	USD85	$85
Freddie Mac Pool #QY1975 6.00% 5/1/2055 (h)	1,759	1,802
Freddie Mac Pool #QY2761 6.00% 5/1/2055 (h)	991	1,011
Freddie Mac Pool #QY3449 6.00% 5/1/2055 (h)	834	851
Freddie Mac Pool #QY3770 6.00% 5/1/2055 (h)	810	832
Freddie Mac Pool #QY3446 6.00% 5/1/2055 (h)	799	815
Freddie Mac Pool #QY5512 6.00% 5/1/2055 (h)	714	729
Freddie Mac Pool #QY6303 6.00% 6/1/2055 (h)	11,511	11,740
Freddie Mac Pool #QY6174 6.00% 6/1/2055 (h)	793	810
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (h)	20,485	20,600
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (h)	11,939	12,177
Freddie Mac Pool #QY7786 6.00% 7/1/2055 (h)	9,950	10,150
Freddie Mac Pool #QY8509 6.00% 7/1/2055 (h)	9,204	9,391
Freddie Mac Pool #RQ0049 5.50% 9/1/2055 (h)	1,131	1,137
		392,720
Collateralized mortgage-backed obligations (privately originated) 1.72%
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (a)(h)(i)	771	719
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (a)(h)(i)	107	101
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (a)(h)	1,180	1,080
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033 (a)(h)(i)	6,514	6,472
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M3, 4.00% 8/25/2034 (a)(h)(i)	1,964	1,902
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M2, 4.00% 8/25/2034 (a)(h)(i)	1,289	1,259
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (a)(h)(i)	1,103	1,083
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(h)(i)	8,132	7,948
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% 8/25/2054 (5.25% on 11/25/2027) (a)(b)(h)	12,210	11,968
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054 (h)	176	175
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1B1, (30-day Average USD-SOFR + 1.10%) 7.176% 10/25/2039 (a)(h)(i)	16,097	16,266
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, (30-day Average USD-SOFR + 3.364%) 7.026% 1/25/2040 (a)(h)(i)	4,700	4,766
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (a)(h)	12,681	12,124
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.612% 6/25/2042 (a)(h)(i)	5,758	5,845
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA1, Class B2, (30-day Average USD-SOFR + 5.214%) 8.876% 1/25/2050 (a)(h)(i)	3,920	4,337
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 9.026% 1/25/2050 (a)(h)(i)	8,700	9,675
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 8.576% 2/25/2050 (a)(h)(i)	15,621	17,177
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA2, Class B2, (30-day Average USD-SOFR + 7.714%) 11.376% 3/25/2050 (a)(h)(i)	3,580	4,300
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B2, (30-day Average USD-SOFR + 9.464%) 13.126% 6/25/2050 (a)(h)(i)	13,460	17,319
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA3, Class B2, (30-day Average USD-SOFR + 10.114%) 13.776% 7/25/2050 (a)(h)(i)	4,000	5,265
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 13.776% 8/25/2050 (a)(h)(i)	26,185	34,628
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA4, Class B2, (30-day Average USD-SOFR + 9.514%) 13.176% 9/25/2050 (a)(h)(i)	2,916	3,797
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.179% 10/25/2050 (a)(h)(i)	30,793	42,354
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 9.312% 12/25/2050 (a)(h)(i)	13,800	16,085
American Funds Multi-Sector Income Fund — Page 36 of 59

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.10% 7/25/2065 (5.10% on 6/1/2029) (a)(b)(h)	USD11,443	$11,123
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047 (a)(h)(i)	29,458	29,743
IRV Trust, Series 2025-200P, Class B, 5.44% 3/14/2047 (a)(h)(i)	17,420	17,358
IRV Trust, Series 2025-200P, Class C, 5.73% 3/14/2047 (a)(h)(i)	13,577	13,482
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (a)(h)	579	580
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (a)(h)	1,708	1,711
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 12/25/2057 (a)(h)(i)	27	27
NRZ Excess Spread Collateralized Notes, Series 2025-FHT1, Class A, 6.545% 3/25/2032 (a)(b)(h)	19,293	19,392
Progress Residential Trust, Series 2025-SFR1, Class D, 3.65% 2/17/2042 (a)(h)	8,706	8,166
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.034% 10/25/2055 (a)(h)(i)	12,446	12,448
Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.141% 4/25/2057 (a)(h)(i)	2,400	2,246
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 10/25/2059 (a)(h)(i)	3,000	2,557
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(e)(f)	18,026	17,305
Tricon Residential Trust, Series 2023-SFR1, Class E, 7.977% 7/17/2040 (a)(h)	1,087	1,092
Verus Securitization Trust, Series 2024-1, Class B1, 7.909% 1/25/2069 (a)(h)(i)	2,260	2,284
		366,159
Total mortgage-backed obligations		2,477,407
Bonds & notes of governments & government agencies outside the U.S. 5.96% Mexico 0.89%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (a)	53,035	53,380
United Mexican States 3.75% 1/11/2028	10,577	10,439
United Mexican States 4.50% 4/22/2029	14,220	14,131
United Mexican States 4.75% 4/27/2032	20,425	19,648
United Mexican States 5.85% 7/2/2032	3,258	3,274
United Mexican States 5.375% 3/22/2033	6,905	6,767
United Mexican States 6.35% 2/9/2035	3,500	3,584
United Mexican States 5.625% 9/22/2035	5,943	5,759
United Mexican States 6.00% 5/7/2036	9,400	9,361
United Mexican States 6.875% 5/13/2037	14,035	14,737
United Mexican States 6.625% 1/29/2038	13,800	14,097
United Mexican States 6.125% 2/9/2038	4,269	4,165
United Mexican States 6.05% 1/11/2040	13,164	12,804
United Mexican States 4.75% 3/8/2044	200	161
United Mexican States 5.00% 4/27/2051	1,200	941
United Mexican States 6.338% 5/4/2053	6,670	6,220
United Mexican States 7.375% 5/13/2055	7,385	7,777
United Mexican States 3.75% 4/19/2071	3,250	1,884
		189,129
Colombia 0.63%
Colombia (Republic of) 5.375% 1/21/2029	30,825	30,578
Colombia (Republic of) 4.50% 3/15/2029	5,216	5,052
Colombia (Republic of) 3.00% 1/30/2030	17,698	15,899
Colombia (Republic of) 6.125% 1/21/2031	12,215	12,032
Colombia (Republic of) 3.25% 4/22/2032	10,375	8,671
Colombia (Republic of) 8.00% 4/20/2033	22,925	24,177
Colombia (Republic of) 7.50% 2/2/2034	11,059	11,331
Colombia (Republic of) 8.00% 11/14/2035	5,404	5,669
Colombia (Republic of) 7.75% 11/7/2036	13,348	13,668
Colombia (Republic of) 5.00% 6/15/2045	10,784	7,766
		134,843
American Funds Multi-Sector Income Fund — Page 37 of 59

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Egypt 0.32%	Principal amount (000)	Value (000)
Egypt (Arab Republic of) 5.80% 9/30/2027	USD2,920	$2,887
Egypt (Arab Republic of) 7.60% 3/1/2029	1,075	1,103
Egypt (Arab Republic of) 8.625% 2/4/2030 (a)	3,580	3,706
Egypt (Arab Republic of) 5.875% 2/16/2031	13,575	12,524
Egypt (Arab Republic of) 5.875% 2/16/2031 (a)	4,380	4,041
Egypt (Arab Republic of) 7.625% 5/29/2032 (a)	2,100	2,031
Egypt (Arab Republic of) 7.625% 5/29/2032	1,500	1,451
Egypt (Arab Republic of) 9.45% 2/4/2033 (a)	4,800	5,055
Egypt (Arab Republic of) 8.50% 1/31/2047	1,805	1,561
Egypt (Arab Republic of) 7.903% 2/21/2048	940	767
Egypt (Arab Republic of) 8.70% 3/1/2049	2,810	2,468
Egypt (Arab Republic of) 8.75% 9/30/2051	7,260	6,384
Egypt (Arab Republic of) 8.15% 11/20/2059	13,170	10,765
Egypt (Arab Republic of) 7.50% 2/16/2061	17,025	12,977
		67,720
Peru 0.30%
Peru (Republic of) 2.783% 1/23/2031	1,200	1,096
Peru (Republic of) 8.75% 11/21/2033	2,000	2,422
Peru (Republic of) 3.00% 1/15/2034	16,830	14,396
Peru (Republic of) 5.50% 3/30/2036	17,377	17,340
Peru (Republic of) 6.55% 3/14/2037	9,195	9,951
Peru (Republic of) 3.55% 3/10/2051	1,200	816
Peru (Republic of) 5.875% 8/8/2054	4,625	4,470
Peru (Republic of) 2.78% 12/1/2060	14,904	7,897
Peru (Republic of) 3.60% 1/15/2072	8,000	4,949
		63,337
Turkey 0.28%
Turkey (Republic of) 7.125% 7/17/2032	2,000	1,992
Turkey (Republic of), Series 10Y, 5.875% 6/26/2031	29,280	28,034
Turkey (Republic of), Series 12Y, 6.50% 9/20/2033	11,615	11,082
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	27,295	19,219
		60,327
United Arab Emirates 0.28%
Abu Dhabi (Emirate of) 2.50% 9/30/2029 (a)	14,520	13,618
Abu Dhabi (Emirate of) 1.70% 3/2/2031 (a)	12,390	10,867
Abu Dhabi (Emirate of) 1.875% 9/15/2031	8,520	7,415
Abu Dhabi (Emirate of) 3.875% 4/16/2050	21,585	16,222
Abu Dhabi (Emirate of) 5.50% 4/30/2054	3,100	2,974
Abu Dhabi Developmental Holding Co. P.J.S.C. 5.00% 5/6/2035 (a)	4,000	3,898
Sharjah (Emirate of) 5.433% 4/17/2035 (a)	5,455	5,265
		60,259
Brazil 0.28%
Brazil (Federative Republic of) 5.50% 11/6/2030	2,000	2,036
Brazil (Federative Republic of) 6.25% 5/22/2036	49,500	48,535
Brazil (Federative Republic of) 4.75% 1/14/2050	2,583	1,871
Brazil (Federative Republic of) 7.25% 1/12/2056	6,997	6,879
		59,321
American Funds Multi-Sector Income Fund — Page 38 of 59

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Romania 0.22%	Principal amount (000)	Value (000)
Romania (Republic of) 5.375% 3/22/2031	EUR17,525	$20,467
Romania (Republic of) 2.00% 1/28/2032	7,260	6,985
Romania (Republic of) 2.00% 4/14/2033	2,635	2,404
Romania (Republic of) 6.375% 1/30/2034 (a)	USD12,288	12,245
Romania (Republic of) 6.375% 1/30/2034	5,750	5,730
Romania (Republic of) 3.50% 4/3/2034	EUR30	30
		47,861
Republic of Angola 0.21%
Angola (Republic of) 8.00% 11/26/2029	USD17,342	17,172
Angola (Republic of) 8.75% 4/14/2032	25,646	24,936
Angola (Republic of) 9.375% 3/31/2033 (a)	1,000	990
Angola (Republic of) 9.875% 3/31/2037 (a)	2,825	2,799
		45,897
Saudi Arabia 0.21%
Saudi Arabia (Kingdom of) 5.00% 1/16/2034	7,745	7,716
Saudi Arabia (Kingdom of) 5.625% 1/13/2035 (a)	5,800	6,008
Saudi Arabia (Kingdom of) 4.875% 9/9/2035 (a)	4,000	3,904
Saudi Arabia (Kingdom of) 5.00% 1/18/2053 (a)	10,730	9,093
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	15,615	14,760
Saudi Arabia (Kingdom of) 5.875% 1/12/2056 (a)	2,991	2,867
		44,348
Philippines 0.18%
Philippines (Republic of) 3.00% 2/1/2028	8,035	7,830
Philippines (Republic of) 1.648% 6/10/2031	1,200	1,030
Philippines (Republic of) 5.00% 1/27/2036	1,217	1,185
Philippines (Republic of) 3.95% 1/20/2040	8,905	7,501
Philippines (Republic of) 3.70% 2/2/2042	2,500	1,993
Philippines (Republic of) 2.95% 5/5/2045	6,287	4,210
Philippines (Republic of) 2.65% 12/10/2045	4,700	2,964
Philippines (Republic of) 3.20% 7/6/2046	12,763	8,791
Philippines (Republic of) 4.20% 3/29/2047	4,000	3,200
		38,704
Panama 0.17%
Panama (Republic of) 3.16% 1/23/2030	400	374
Panama (Republic of) 2.252% 9/29/2032	15,775	12,994
Panama (Republic of) 6.875% 1/31/2036	6,897	7,348
Panama (Republic of) 8.00% 3/1/2038	5,727	6,571
Panama (Republic of) 4.50% 4/16/2050	7,583	5,781
Panama (Republic of) 4.50% 4/1/2056	4,688	3,474
		36,542
South Africa 0.16%
South Africa (Republic of) 4.30% 10/12/2028	10,560	10,343
South Africa (Republic of) 5.875% 6/22/2030	4,000	4,030
South Africa (Republic of) 5.875% 4/20/2032	6,000	5,982
South Africa (Republic of) 6.125% 12/11/2037 (a)	2,610	2,425
South Africa (Republic of) 6.25% 3/8/2041	4,650	4,147
South Africa (Republic of) 5.65% 9/27/2047	10,285	8,057
		34,984
American Funds Multi-Sector Income Fund — Page 39 of 59

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Poland 0.16%	Principal amount (000)	Value (000)
Bank Gospodarstwa Krajowego 5.75% 7/9/2034	USD2,000	$2,066
Bank Gospodarstwa Krajowego 4.25% 9/13/2044	EUR900	1,004
Bank Gospodarstwa Krajowego 6.25% 7/9/2054	USD2,000	1,982
Poland (Republic of) 5.375% 2/12/2035	3,500	3,572
Poland (Republic of) 5.50% 4/4/2053	12,300	11,425
Poland (Republic of) 5.50% 3/18/2054	2,905	2,694
Poland (Republic of), Series 10Y, 4.875% 10/4/2033	10,360	10,378
		33,121
Senegal 0.15%
Senegal (Republic of) 4.75% 3/13/2028	EUR4,903	3,572
Senegal (Republic of) 4.75% 3/13/2028	1,000	728
Senegal (Republic of) 6.25% 5/23/2033	USD1,100	589
Senegal (Republic of) 5.375% 6/8/2037	EUR4,625	2,719
Senegal (Republic of) 6.75% 3/13/2048	USD47,135	24,116
		31,724
Hungary 0.14%
Hungary (Republic of) 4.00% 7/25/2029	EUR1,800	2,115
Hungary (Republic of) 6.25% 9/22/2032 (a)	USD4,500	4,696
Hungary (Republic of) 4.50% 6/16/2034	EUR2,905	3,336
Hungary (Republic of) 6.00% 9/26/2035	USD3,750	3,811
Hungary (Republic of) 6.00% 9/26/2035 (a)	3,145	3,196
Hungary (Republic of) 4.875% 3/25/2038	EUR3,209	3,657
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD8,710	8,884
		29,695
Dominican Republic 0.14%
Dominican Republic 5.30% 1/21/2041 (a)	412	352
Dominican Republic (Government of) 4.50% 1/30/2030	7,978	7,601
Dominican Republic (Government of) 4.50% 1/30/2030 (a)	5,604	5,340
Dominican Republic (Government of) 7.05% 2/3/2031 (a)	1,850	1,918
Dominican Republic (Government of) 4.875% 9/23/2032	6,775	6,259
Dominican Republic (Government of) 5.30% 1/21/2041	1,276	1,089
Dominican Republic (Government of) 5.875% 1/30/2060	8,072	6,764
		29,323
Federal Republic of Nigeria 0.12%
Nigeria (Republic of) 7.875% 2/16/2032	26,295	26,662
Honduras 0.11%
Honduras (Republic of) 6.25% 1/19/2027	17,163	17,266
Honduras (Republic of) 5.625% 6/24/2030	7,353	7,305
		24,571
Indonesia 0.10%
Indonesia (Republic of) 6.625% 2/17/2037	19,650	21,391
American Funds Multi-Sector Income Fund — Page 40 of 59

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Chile 0.09%	Principal amount (000)	Value (000)
Chile (Republic of) 4.35% 4/13/2031	USD1,670	$1,639
Chile (Republic of) 2.55% 1/27/2032	10,000	8,870
Chile (Republic of) 3.10% 5/7/2041	10,485	7,967
		18,476
Qatar 0.08%
Qatar (State of) 3.75% 4/16/2030 (a)	9,185	8,919
Qatar (State of) 4.817% 3/14/2049	3,165	2,799
Qatar (State of) 4.40% 4/16/2050 (a)	7,355	6,105
		17,823
Argentina 0.08%
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027) (b)	8,131	6,818
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027) (b)	14,022	10,131
		16,949
Morocco 0.08%
Morocco (Kingdom of) 5.95% 3/8/2028	6,100	6,208
Morocco (Kingdom of) 3.875% 4/2/2029	EUR3,250	3,737
Morocco (Kingdom of) 4.75% 4/2/2035	6,000	6,855
		16,800
Mozambique 0.07%
Mozambique (Republic of) 9.00% 9/15/2031	USD20,675	15,546
India 0.07%
Export-Import Bank of India 3.25% 1/15/2030	10,745	10,236
Export-Import Bank of India 5.00% 1/12/2036 (a)	4,000	3,917
		14,153
Ecuador 0.05%
Ecuador (Republic of) 8.75% 1/29/2034 (a)	11,805	11,598
Gabon 0.05%
Gabonese (Republic of) 7.00% 11/24/2031 (a)	6,000	4,968
Gabonese (Republic of) 7.00% 11/24/2031	6,000	4,968
		9,936
Albania 0.04%
Albania (Republic of) 5.90% 6/9/2028	EUR4,160	4,972
Albania (Republic of) 4.75% 2/14/2035	2,635	2,991
		7,963
Benin 0.04%
Benin (Republic of) 7.96% 2/13/2038 (a)	USD8,000	7,864
American Funds Multi-Sector Income Fund — Page 41 of 59

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Republic of Costa Rica 0.03%	Principal amount (000)	Value (000)
Costa Rica (Republic of) 6.125% 2/19/2031	USD4,228	$4,331
Costa Rica (Republic of) 6.125% 2/19/2031 (a)	1,700	1,742
Costa Rica (Republic of) 7.00% 4/4/2044	1,200	1,269
		7,342
Kazakhstan 0.03%
Kazakhstan (Republic of) 5.50% 7/1/2037 (a)	3,700	3,726
Kazakhstan (Republic of) 4.875% 10/14/2044	3,200	2,880
		6,606
Paraguay 0.03%
Paraguay (Republic of) 2.739% 1/29/2033	6,775	5,967
Sri Lanka 0.03%
Sri Lanka (Democratic Socialist Republic of) 4.00% 4/15/2028 (a)	754	721
Sri Lanka (Democratic Socialist Republic of) 3.10% 1/15/2030 (3.35% on 7/15/2027) (a)(b)	806	742
Sri Lanka (Democratic Socialist Republic of) 3.35% 3/15/2033 (3.60% on 9/15/2027) (a)(b)	1,532	1,282
Sri Lanka (Democratic Socialist Republic of) 3.60% 6/15/2035 (5.10% on 12/15/2027) (a)(b)	1,068	809
Sri Lanka (Democratic Socialist Republic of) 3.60% 5/15/2036 (3.85% on 11/15/2027) (a)(b)	741	663
Sri Lanka (Democratic Socialist Republic of) 3.60% 2/15/2038 (3.85% on 8/15/2027) (a)(b)	1,433	1,269
		5,486
Republic of Cote d’Ivoire 0.03%
Cote d’Ivoire (Republic of) 5.25% 3/22/2030	EUR3,000	3,429
Cote d’Ivoire (Republic of) 6.125% 6/15/2033	USD1,000	945
Cote d’Ivoire (Republic of) 8.075% 4/1/2036 (a)	1,000	1,019
		5,393
Bulgaria 0.02%
Bulgaria (Republic of) 3.50% 5/7/2034	EUR4,000	4,545
Hashemite Kingdom of Jordan 0.02%
Jordan (Hashemite Kingdom of) 5.75% 1/31/2027 (a)	USD4,495	4,483
Lithuania 0.02%
Lithuania (Republic of) 4.25% 9/10/2045	EUR3,500	3,956
Bosnia-Herzegovina 0.02%
Republika Srpska 4.75% 4/27/2026	835	963
Republika Srpska 6.25% 4/2/2031	2,205	2,562
		3,525
Republic of Kenya 0.01%
Kenya (Republic of) 8.00% 5/22/2032	USD1,342	1,294
Kenya (Republic of) 9.50% 3/5/2036 (a)	1,285	1,261
Kenya (Republic of) 8.25% 2/28/2048	200	174
		2,729
Mongolia 0.01%
Mongolia (State of) 5.95% 3/9/2032 (a)	2,595	2,557
American Funds Multi-Sector Income Fund — Page 42 of 59

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Macedonia 0.01%	Principal amount (000)	Value (000)
North Macedonia (Republic of) 4.75% 1/21/2034	EUR2,008	$2,206
Total bonds & notes of governments & government agencies outside the U.S.		1,271,662
Asset-backed obligations 5.35% Auto loan 2.06%
American Credit Acceptance Receivables Trust, Series 2023-1, Class E, 9.79% 12/12/2029 (a)(h)	USD3,800	3,911
American Credit Acceptance Receivables Trust, Series 2022-4, Class E, 10.00% 1/14/2030 (a)(h)	7,640	7,732
American Credit Acceptance Receivables Trust, Series 2023-4, Class E, 9.79% 8/12/2031 (a)(h)	9,514	10,003
American Credit Acceptance Receivables Trust, Series 2023-3, Class E, 9.54% 10/14/2031 (a)(h)	9,514	9,918
American Credit Acceptance Receivables Trust, Series 2024-2, Class E, 7.87% 11/12/2031 (a)(h)	4,584	4,718
American Credit Acceptance Receivables Trust, Series 2024-1, Class E, 7.98% 11/12/2031 (a)(h)	7,049	7,256
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class D, 5.82% 1/15/2032 (a)(h)	1,004	1,004
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class E, 7.30% 10/15/2032 (a)(h)	2,000	1,989
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (a)(h)	459	457
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027 (a)(h)	6,667	6,637
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class C, 7.05% 2/22/2028 (a)(h)	9,063	9,177
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-1A, Class D, 6.36% 8/21/2028 (a)(h)	12,941	12,969
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class D, 7.31% 6/20/2029 (a)(h)	1,879	1,908
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6A, Class D, 7.37% 12/20/2029 (a)(h)	1,994	2,027
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class D, 7.52% 2/20/2030 (a)(h)	5,007	5,071
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1A, Class D, 7.20% 6/20/2030 (a)(h)	5,280	5,299
CPS Auto Receivables Trust, Series 2022-C, Class D, 6.45% 4/15/2030 (a)(h)	2,408	2,428
CPS Auto Receivables Trust, Series 2022-D, Class E, 12.12% 6/17/2030 (a)(h)	8,000	8,671
CPS Auto Receivables Trust, Series 2024-A, Class E, 8.42% 8/15/2031 (a)(h)	3,100	3,215
CPS Auto Receivables Trust, Series 2024-C, Class E, 8.04% 3/15/2032 (a)(h)	3,875	4,001
CPS Auto Receivables Trust, Series 2025-C, Class E, 6.59% 2/15/2033 (a)(h)	5,371	5,272
CPS Auto Receivables Trust, Series 2026-A, Class E, 6.66% 8/15/2033 (a)(h)	5,182	5,056
CPS Auto Trust, Series 2025-D, Class D, 5.45% 2/17/2032 (a)(h)	2,485	2,507
Credit Acceptance Auto Loan Trust, Series 2023-1, Class C, 7.71% 7/15/2033 (a)(h)	9,680	9,827
Credit Acceptance Auto Loan Trust, Series 2023-3, Class B, 7.09% 10/17/2033 (a)(h)	3,795	3,835
Credit Acceptance Auto Loan Trust, Series 2023-3, Class C, 7.62% 12/15/2033 (a)(h)	4,374	4,481
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.38% 3/17/2036 (a)(h)	3,200	3,222
Exeter Automobile Receivables Trust, Series 2023-1A, Class E, 12.07% 9/16/2030 (a)(h)	9,863	10,827
Exeter Automobile Receivables Trust, Series 2023-2A, Class E, 9.75% 11/15/2030 (a)(h)	4,243	4,558
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(h)	12,466	13,342
Exeter Automobile Receivables Trust, Series 2023-4A, Class E, 9.57% 2/18/2031 (a)(h)	18,459	19,701
Exeter Automobile Receivables Trust, Series 2023-5A, Class E, 9.58% 6/16/2031 (a)(h)	29,214	31,391
Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031 (a)(h)	10,258	10,573
Exeter Automobile Receivables Trust, Series 2025-5A, Class D, 5.16% 3/15/2032 (h)	5,538	5,502
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030 (a)(h)	3,100	3,276
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030 (a)(h)	6,660	7,181
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031 (a)(h)	4,227	4,408
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027 (a)(h)	1,344	1,350
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028 (a)(h)	6,554	6,635
Hertz Vehicle Financing III, LLC, Series 2023-3, Class C, 7.26% 2/25/2028 (a)(h)	9,680	9,802
Hertz Vehicle Financing III, LLC, Series 2023-3, Class D, 9.43% 2/25/2028 (a)(h)	1,000	1,016
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(h)	9,556	9,380
Hertz Vehicle Financing III, LLC, Series 2023-4, Class B, 6.73% 3/25/2030 (a)(h)	7,512	7,797
Hertz Vehicle Financing III, LLC, Series 2023-4, Class C, 7.51% 3/25/2030 (a)(h)	4,777	4,981
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(h)	826	815
Hertz Vehicle Financing, LLC, Series 2021-2, Class D, 4.34% 12/27/2027 (a)(h)	32,490	32,088
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029 (a)(h)	3,625	3,702
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (a)(h)	6,596	6,629
Hertz Vehicle Financing, LLC, Series 2025-1A, Class D, 7.98% 9/25/2029 (a)(h)	2,828	2,801
American Funds Multi-Sector Income Fund — Page 43 of 59

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing, LLC, Series 2024-2A, Class D, 9.41% 1/27/2031 (a)(h)	USD1,500	$1,552
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031 (a)(h)	7,661	7,779
Hertz Vehicle Financing, LLC, Series 2025-2A, Class D, 8.34% 9/25/2031 (a)(h)	2,621	2,631
Hertz Vehicle Financing, LLC, Series 2025-4A, Class C, 6.48% 12/25/2031 (a)(h)	2,263	2,303
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (a)(h)	1,451	1,453
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029 (a)(h)	5,026	5,037
Prestige Auto Receivables Trust, Series 2023-1A, Class E, 9.88% 5/15/2030 (a)(h)	1,500	1,483
Prestige Auto Receivables Trust, Series 2023-2, Class E, 9.90% 11/15/2030 (a)(h)	10,170	9,965
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031 (a)(h)	4,598	4,597
Prestige Auto Receivables Trust, Series 2024-2A, Class E, 6.75% 11/17/2031 (a)(h)	2,370	2,293
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030 (a)(h)	7,717	7,751
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class B, 5.497% 4/25/2034 (a)(h)	20,570	20,501
Santander Drive Auto Receivables Trust, Series 2025-4, Class D, 4.95% 1/15/2032 (h)	6,100	6,063
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (a)(h)	5,672	5,674
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029 (a)(h)	10,645	10,793
Westlake Automobile Receivables Trust, Series 2026-1A, Class D, 4.75% 7/15/2031 (a)(h)	8,894	8,812
		439,033
Other asset-backed securities 1.43%
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (a)(h)	1,270	1,272
ACHD Trust, Series 2025-DS1, Class B, 9.38% 1/9/2034 (a)(h)	600	606
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (a)(h)	2,245	2,246
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (a)(h)	1,767	1,747
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (a)(h)	4,133	4,166
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 6.576% 2/16/2050 (a)(h)	1,971	1,986
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031 (a)(h)	224	224
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031 (a)(h)	418	424
Capteris Equipment Finance, Series 2026-1A, Class A2, 4.44% 9/20/2033 (a)(h)	5,495	5,492
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(h)	2,014	1,901
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (a)(h)	7,460	7,522
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (a)(h)	14,390	14,230
CCG Receivables Trust, Series 2025-1, Class D, 5.28% 10/14/2032 (a)(h)	544	545
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(h)	302	248
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(h)	537	436
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (a)(h)	13,726	13,743
CFG Investments, Ltd., Series 2025-1, Class A, 6.47% 3/25/2036 (a)(h)	18,610	18,802
CFG Investments, Ltd., Series 2025-1, Class B, 9.16% 3/25/2036 (a)(h)	1,114	1,134
CFG Investments, Ltd., Series 2025-1, Class C, 12.72% 3/25/2036 (a)(h)	450	466
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045 (a)(h)	123	116
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045 (a)(h)	162	153
Commercial Equipment Finance, Series 2025-1A, Class A, 4.83% 5/15/2031 (a)(h)	6,031	6,037
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (a)(h)	4,431	4,488
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (a)(h)	72	68
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (a)(h)	2,345	2,363
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (a)(h)	10,731	10,733
EquipmentShare, Series 2025-1M, Class B, 6.31% 9/26/2033 (a)(h)	3,187	3,188
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (a)(h)	71	67
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (a)(h)	1,726	1,553
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (a)(h)	12,196	12,191
Global SC Finance SRL, Series 2021-1A, Class B, 2.76% 4/17/2041 (a)(h)	972	905
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (a)(h)	26,383	26,315
Global SC Finance SRL, Series 2025-1H, Class B, 7.848% 9/20/2045 (a)(h)	8,479	8,459
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (a)(h)	171	167
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040 (a)(h)	198	191
American Funds Multi-Sector Income Fund — Page 44 of 59

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (a)(h)	USD398	$370
Ledn Issuer Trust, Series 2026-1A, Class A, 6.748% 2/25/2041 (a)(h)	6,923	6,957
Merit DAC, Series 2026-1A, Class A, 4.852% 2/15/2040 (a)(h)	11,186	11,041
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (a)(h)	2,821	2,851
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(h)	5,653	4,756
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061 (a)(h)	5,500	3,544
Oaktree ABF Equipment ST, LLC, Series 2026-1A, Class A2, 4.50% 10/17/2033 (a)(h)	1,385	1,389
OHS Issuer, LLC, Series 2026-1, Class A2, 5.98% 2/25/2061 (a)(h)	25,201	24,771
Oportun Funding, LLC, Series 2021-B, Class C, 3.65% 5/8/2031 (a)(h)	351	348
Oportun Funding, LLC, Series 2021-B, Class D, 5.41% 5/8/2031 (a)(h)	139	138
OWN Equipment Fund II, LLC, Series 2025-1M, Class C, 9.02% 9/26/2033 (a)(h)	2,684	2,758
OWN Equipment Fund III, Series 2025-2M, Class A, 5.42% 3/27/2034 (a)(h)	27,801	27,742
OWN Equipment Fund III, Series 2025-2M, Class B, 6.49% 3/27/2034 (a)(h)	1,321	1,324
OWN Equipment Fund III, Series 2025-2M, Class C, 8.77% 3/27/2034 (a)(h)	592	601
Pagaya AI Debt Selection Trust, Series 2026-1, Class A2, 4.739% 9/15/2033 (a)(h)	678	677
Pagaya AI Debt Selection Trust, Series 2026-1, Class B, 5.37% 9/15/2033 (a)(h)	4,692	4,683
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (a)(h)	2,361	2,352
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (a)(h)	250	247
Reach Financial, LLC, Series 2026-1A, Class C, 4.80% 2/15/2033 (a)(h)	7,031	6,987
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035 (a)(h)	996	1,021
SCF Equipment Trust, LLC, Series 2025-2A, Class C, 4.82% 6/20/2036 (a)(h)	2,676	2,657
SCF Equipment Trust, LLC, Series 2025-2A, Class D, 5.33% 6/20/2036 (a)(h)	1,811	1,798
SCF Equipment Trust, LLC, Series 2025-2A, Class E, 6.21% 6/20/2036 (a)(h)	4,000	4,027
TAL Advantage V, LLC, Series 2020-1, Class B, 3.29% 9/20/2045 (a)(h)	1,390	1,337
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045 (a)(h)	224	213
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046 (a)(h)	219	205
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (a)(h)	6,119	6,121
Textainer Marine Containers, Ltd., Series 2025-1H, Class B, 8.06% 7/23/2050 (a)(h)	9,038	9,030
TIF Funding II, LLC, Series 2020-1A, Class B, 3.82% 8/20/2045 (a)(h)	782	758
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046 (a)(h)	1,278	1,164
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045 (a)(h)	234	224
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (a)(h)	2,024	1,863
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class B, 4.635% 3/15/2034 (a)(h)	2,849	2,834
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class C, 5.13% 3/15/2034 (a)(h)	3,056	3,033
Wingspire Equipment Finance, LLC, Series 2025-1A, Class C, 4.76% 9/20/2033 (a)(h)	854	851
Wingspire Equipment Finance, LLC, Series 2025-1A, Class D, 5.45% 9/20/2033 (a)(h)	2,606	2,594
Zayo Issuer, LLC, Series 2025-2A, Class A2, 5.953% 6/20/2055 (a)(h)	4,000	4,075
Zayo Issuer, LLC, Series 2025-2A, Class B, 6.586% 6/20/2055 (a)(h)	4,000	4,099
		305,624
Collateralized loan obligations 0.67%
Apex Credit CLO, LLC, Series 2021-2A, Class A2R, (3-month USD CME Term SOFR + 1.85%) 5.518% 10/20/2034 (a)(h)(i)	3,685	3,687
ARES CLO, Ltd., Series 2021-62, Class A1R, (3-month USD CME Term SOFR + 1.07%) 4.738% 1/25/2034 (a)(h)(i)	3,770	3,768
ARES CLO, Ltd., Series 2022-65A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.518% 7/25/2034 (a)(h)(i)	6,341	6,295
Battalion CLO, Ltd., Series 2018-12A, Class DRR, (3-month USD CME Term SOFR + 2.60%) 6.253% 5/17/2031 (a)(h)(i)	13,890	13,708
Bluemountain CLO, Ltd., Series 2021-31A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.768% 4/19/2034 (a)(h)(i)	821	820
Fortress Credit BSL CLO, Ltd., Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.85%) 6.518% 10/20/2032 (a)(h)(i)	4,590	4,511
American Funds Multi-Sector Income Fund — Page 45 of 59

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations (continued)	Principal amount (000)	Value (000)
Fortress Credit BSL CLO, Ltd., Series 2020-1A, Class BR, (3-month USD CME Term SOFR + 1.70%) 5.368% 10/20/2033 (a)(h)(i)	USD8,616	$8,621
Fortress Credit BSL CLO, Ltd., Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 1.85%) 5.521% 4/23/2036 (a)(h)(i)	7,465	7,469
Fortress Credit BSL CLO, Ltd., Series 2023-3A, Class CR, (3-month USD CME Term SOFR + 1.75%) 5.421% 1/23/2037 (a)(h)(i)	2,324	2,312
Galaxy CLO, Ltd., Series 2024-33A, Class BR, (3-month USD CME Term SOFR + 1.70%) 5.411% 4/20/2037 (a)(h)(i)	9,654	9,659
Harvest US CLO, Ltd., Series 2023-1A, Class CR, (3-month USD CME Term SOFR + 1.75%) 5.422% 1/15/2037 (a)(h)(i)	3,450	3,418
Ocean Trails CLO, Series 2021-11A, Class DR, (3-month USD CME Term SOFR + 3.10%) 6.768% 7/20/2034 (a)(h)(i)	5,500	5,190
Palmer Square Loan Funding CLO, Ltd., Series 2024-2A, Class BR, (3-month USD CME Term SOFR + 1.50%) 5.169% 1/15/2033 (a)(h)(i)	9,700	9,701
Sound Point CLO, Ltd., Series 2022-1A, Class BR, (3-month USD CME Term SOFR + 1.75%) 5.418% 4/20/2035 (a)(h)(i)	7,468	7,469
Steele Creek CLO, Ltd., Series 2019-2A, Class CRR, (3-month USD CME Term SOFR + 1.80%) 5.472% 7/15/2032 (a)(h)(i)	12,807	12,769
Steele Creek CLO, Ltd., Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.80%) 6.472% 7/15/2032 (a)(h)(i)	8,918	8,720
Symphony CLO, Ltd., Series 2021-28A, Class DR, (3-month USD CME Term SOFR + 2.85%) 6.65% 1/23/2036 (a)(h)(i)	1,000	987
Trinitas CLO, Ltd., Series 2020-12A, Class B1R2, (3-month USD CME Term SOFR + 1.55%) 5.218% 4/25/2033 (a)(h)(i)	8,127	8,109
Trinitas CLO, Ltd., Series 2020-12A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 5.658% 4/25/2033 (a)(h)(i)	2,350	2,341
Trinitas CLO, Ltd., Series 2021-17A, Class B1R, (3-month USD CME Term SOFR + 1.65%) 5.318% 10/20/2034 (a)(h)(i)	15,159	15,102
Trinitas CLO, Ltd., Series 2021-17A, Class CR, (3-month USD CME Term SOFR + 2.00%) 5.668% 10/20/2034 (a)(h)(i)	3,595	3,573
Vibrant CLO, Ltd., Series 2018-9RA, Class C1, (3-month USD CME Term SOFR + 1.82%) 5.488% 4/20/2037 (a)(h)(i)	3,804	3,774
		142,003
Credit card 0.62%
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029 (a)(h)	18,390	18,382
Avant Credit Card Master Trust, Series 2024-2A, Class D, 8.98% 5/15/2029 (a)(h)	13,450	13,498
Avant Credit Card Master Trust, Series 2024-2A, Class E, 13.41% 5/15/2029 (a)(h)	14,800	14,999
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (a)(h)	957	963
Imprint Payments Credit Card Master Trust, Series 2025-A, Class B, 5.24% 9/15/2029 (a)(h)	1,598	1,593
Imprint Payments Credit Card Master Trust, Series 2025-A, Class C, 5.48% 9/15/2029 (a)(h)	1,238	1,234
Imprint Payments Credit Card Master Trust, Series 2025-A, Class D, 5.82% 9/15/2029 (a)(h)	1,492	1,485
Imprint Payments Credit Card Master Trust, Series 2025-A, Class E, 8.30% 9/15/2029 (a)(h)	4,050	4,055
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (a)(h)	1,597	1,602
Mission Lane Credit Card Master Trust, Series 2024-A, Class D, 10.12% 8/15/2029 (a)(h)	9,435	9,467
Mission Lane Credit Card Master Trust, Series 2024-A, Class E, 13.69% 8/15/2029 (a)(h)	5,700	5,735
Mission Lane Credit Card Master Trust, Series 2025-A, Class D, 8.89% 5/15/2030 (a)(h)	4,000	3,959
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (a)(h)	3,601	3,600
Mission Lane Credit Card Master Trust, Series 2025-C, Class C, 5.37% 12/16/2030 (a)(h)	4,503	4,498
Mission Lane Credit Card Master Trust, Series 2025-C, Class D, 5.71% 12/16/2030 (a)(h)	3,021	3,002
Mission Lane Credit Card Master Trust, Series 2025-C, Class F, 10.55% 12/16/2030 (a)(h)	6,157	6,045
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(h)	20,333	20,421
Mission Lane Credit Card Master Trust, Series 2025-B, Class B, 5.21% 9/15/2031 (a)(h)	1,658	1,665
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41% 9/15/2031 (a)(h)	1,139	1,143
American Funds Multi-Sector Income Fund — Page 46 of 59

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Credit card (continued)	Principal amount (000)	Value (000)
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 5.80% 9/15/2031 (a)(h)	USD1,143	$1,126
Mission Lane Credit Card Master Trust, Series 2025-B, Class E, 8.08% 9/15/2031 (a)(h)	6,935	6,759
Mission Lane Credit Card Master Trust, Series 2025-B, Class F, 11.21% 9/15/2031 (a)(h)	7,000	6,866
		132,097
Student loan 0.55%
Navient Education Loan Trust, Series 2025-A, Class B, 5.32% 7/15/2055 (a)(h)	3,003	3,019
Navient Education Loan Trust, Series 2025-A, Class C, 5.53% 7/15/2055 (a)(h)	2,785	2,800
Navient Education Loan Trust, Series 2025-A, Class D, 6.03% 7/15/2055 (a)(h)	2,289	2,293
Nelnet Student Loan Trust, Series 2026-A, Class B, 4.78% 2/21/2061 (a)(h)	2,343	2,317
Nelnet Student Loan Trust, Series 2026-A, Class D, 5.84% 2/21/2061 (a)(h)	11,287	11,093
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062 (a)(h)	1,889	1,686
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (a)(h)	183	168
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053 (a)(h)	3,879	3,520
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053 (a)(h)	3,094	2,801
SMB Private Education Loan Trust, Series 2025-B, Class C, 5.49% 3/17/2053 (a)(h)	2,255	2,243
SMB Private Education Loan Trust, Series 2025-B, Class D, 6.63% 3/17/2053 (a)(h)	4,801	4,822
SMB Private Education Loan Trust, Series 2023-D, Class D, 8.87% 9/15/2053 (a)(h)	10,604	11,368
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054 (a)(h)	774	739
SMB Private Education Loan Trust, Series 2022-B, Class D, 5.95% 2/16/2055 (a)(h)	5,892	5,927
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056 (a)(h)	29,616	31,281
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056 (a)(h)	20,325	20,973
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058 (a)(h)	10,401	10,602
		117,652
Private issue collateralized mortgage-backed obligations 0.02%
JP Morgan Mortgage Trust, Series 2024-CES1, Class A3, 6.397% 6/25/2054 (7.397% on 3/1/2028) (a)(b)(h)	1,945	1,962
JP Morgan Mortgage Trust, Series 2024-CES1, Class M1, 6.596% 6/25/2054 (7.596% on 3/1/2028) (a)(b)(h)	1,578	1,590
		3,552
Total asset-backed obligations		1,139,961
U.S. Treasury bonds & notes 1.91% U.S. Treasury 1.91%
U.S. Treasury 3.375% 2/29/2028	1,468	1,457
U.S. Treasury 3.875% 3/31/2028	14,848	14,871
U.S. Treasury 3.50% 3/15/2029 (j)	52,364	51,912
U.S. Treasury 4.25% 6/30/2029	1,937	1,961
U.S. Treasury 4.25% 1/31/2030	5,000	5,063
U.S. Treasury 3.50% 2/28/2031	56,693	55,598
U.S. Treasury 3.875% 3/31/2031 (j)	82,324	82,070
U.S. Treasury 4.625% 5/31/2031	2,095	2,157
U.S. Treasury 4.25% 3/31/2033	5,922	5,963
U.S. Treasury 4.375% 5/15/2034	208	210
U.S. Treasury 4.25% 11/15/2034	6,969	6,968
U.S. Treasury 4.125% 2/15/2036 (j)	77,858	76,647
U.S. Treasury 4.625% 2/15/2046 (j)	54,754	52,782
U.S. Treasury 4.75% 11/15/2053	1,838	1,787
U.S. Treasury 4.25% 2/15/2054	1,181	1,058
U.S. Treasury 4.50% 11/15/2054	3,630	3,391
U.S. Treasury 4.75% 8/15/2055	7,200	7,014
American Funds Multi-Sector Income Fund — Page 47 of 59

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.625% 11/15/2055 (j)	USD31,686	$30,260
U.S. Treasury 4.75% 2/15/2056	5,500	5,363
		406,532
Loans 1.60% Industrials 0.35%
Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.168% 9/23/2031 (i)(k)	3,708	3,713
Avis Budget Car Rental, LLC, Term Loan B, (1-month USD CME Term SOFR + 2.50%) 6.168% 7/16/2032 (i)(k)	993	978
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.614%) 10.282% 6/4/2029 (i)(k)	4,467	4,160
Cornerstone Building Brands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.35%) 7.024% 4/12/2028 (i)(k)	139	79
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.85%) 7.517% 2/1/2028 (i)(k)	74,396	63,578
TransDigm, Inc., Term Loan N, (1-month USD CME Term SOFR + 2.50%) 6.168% 2/13/2033 (i)(k)	1,000	1,001
		73,509
Information technology 0.25%
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 7.671% 9/15/2032 (i)(k)	16,310	15,340
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.668% 3/21/2033 (i)(k)	6,975	5,592
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.614%) 8.282% 3/2/2029 (i)(k)	8,834	8,870
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.614%) 8.289% 5/30/2030 (i)(k)	24,350	24,403
		54,205
Financials 0.19%
Alera Group Intermediate Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.176% 5/30/2033 (i)(k)	10,530	10,197
Aretec Group, Inc., Term Loan B-4, (1-month USD CME Term SOFR + 3.00%) 6.668% 8/9/2030 (i)(k)	998	986
CRC Insurance Group, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.45% 5/6/2032 (i)(k)	18,840	18,707
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.25%) 5.92% 6/20/2030 (i)(k)	3,324	3,320
Osaic Holdings, Inc., Term Loan B1, (3-month USD CME Term SOFR + 2.50%) 6.20% 7/30/2032 (i)(k)	7,814	7,676
		40,886
Communication services 0.18%
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.168% 9/27/2029 (i)(k)	14,621	14,665
Diamond Sports Net, LLC, Term Loan, 12.00% Cash 1/2/2028 (d)(k)	90	18
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.114%) 6.782% 12/1/2028 (i)(k)	19,257	19,277
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 8.918% 6/4/2029 (i)(k)	134	135
Ligado Networks, LLC, Term Loan, 17.50% PIK 12/31/2027 (d)(f)(k)	725	725
Versant Media Group, Inc., Term Loan B, (3-month USD CME Term SOFR + 1.75%) 5.45% 1/30/2031 (i)(k)	3,990	3,992
X Corp., Term Loan B, (USD-SOFR + 6.75%) 10.448% 10/26/2029 (i)(k)	— (g)	— (g)
		38,812
Health care 0.18%
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.418% 4/23/2031 (i)(k)	24,100	23,992
Owens & Minor, Inc., Term Loan, (3-month USD CME Term SOFR + 3.85%) 7.518% 3/29/2029 (i)(k)	16,164	14,604
		38,596
Consumer discretionary 0.17%
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 1.614%) 6.00% PIK and 5.282% Cash 3/11/2030 (d)(f)(i)(k)	4,116	4,116
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.29% 3/11/2030 (f)(i)(k)	4,292	4,292
Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.00%) 5.66% 10/16/2031 (i)(k)	9,968	9,973
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.25%) 5.923% 8/15/2030 (i)(k)	509	509
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.25%) 5.923% 8/15/2030 (i)(k)	93	93
Hertz Corp. (The), Term Loan B, (3-month USD CME Term SOFR + 3.614%) 7.282% 6/30/2028 (i)(k)	4,536	3,311
American Funds Multi-Sector Income Fund — Page 48 of 59

unaudited
Bonds, notes & other debt instruments (continued) Loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hertz Corp. (The), Term Loan C-EXIT, (1-month USD CME Term SOFR + 3.614%) 7.282% 6/30/2028 (i)(k)	USD894	$652
Mercury Aggregator, LP, Term Loan 2, 19.00% PIK 2/3/2026 (d)(e)(f)(k)	3	— (g)
Mercury Aggregator, LP, Term Loan, 19.00% PIK 2/3/2026 (d)(e)(f)(k)	6	— (g)
Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.652% 4/4/2029 (i)(k)	8,509	8,394
Voyager Parent, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.25%) 7.95% 7/1/2032 (i)(k)	5,015	4,988
		36,328
Consumer staples 0.16%
Fiesta Purchaser, Inc., Term Loan B, (1-month USD CME Term SOFR + 2.75%) 6.418% 2/12/2031 (i)(k)	2,928	2,859
TreeHouse Foods, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.25%) 7.918% 2/11/2033 (i)(k)	26,514	26,448
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.418% 5/1/2031 (i)(k)	4,798	4,831
		34,138
Materials 0.05%
Consolidated Energy Finance SA, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.414% 11/15/2030 (i)(k)	9,445	9,091
Venator Material, LLC, Term Loan, (USD Prime Rate + 4.00%) 7.00% PIK 7/16/2026 (d)(f)(i)(k)	1,185	375
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 7.00% PIK 7/16/2026 (d)(f)(i)(k)	1,199	380
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 7.00% PIK 10/12/2028 (d)(e)(f)(i)(k)	1,979	627
		10,473
Utilities 0.05%
MI Windows and Doors, LLC, Term Loan B3, (3-month USD CME Term SOFR + 2.75%) 6.418% 3/28/2031 (i)(k)	4,736	4,381
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.153% 5/17/2030 (i)(k)	4,332	4,345
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.00%) 5.668% 11/25/2032 (i)(k)	1,322	1,324
		10,050
Municipals 0.02%
AM Bidco Operations, LLC, Term Loan, 8.50% PIK 10/21/2027 (d)(f)(k)	4,977	3,131
Energy 0.00%
New Fortress Energy, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.57% 10/30/2028 (e)(i)(k)	921	519
Total loans		340,647
Municipals 0.27% California 0.05%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	1,440	1,235
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	2,165	1,717
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-B, 7.25% 9/1/2039	6,625	6,729
		9,681
Florida 0.00%
County of Broward, Airport System Rev. Ref. Bonds, Series 2019-C, 3.477% 10/1/2043	75	63
Illinois 0.02%
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2034	150	150
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047	3,890	3,112
American Funds Multi-Sector Income Fund — Page 49 of 59

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	USD79	$80
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-A, AGI, 0% 12/15/2056	1,750	372
		3,714
New Hampshire 0.02%
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Lamar BLVD, LLC), Series 2025-B, 6.82% 6/15/2035 (a)	4,865	4,923
Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	5,920	5,367
Puerto Rico 0.15%
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017 (e)	60	40
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018 (e)	145	96
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018 (e)	700	465
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020 (e)	90	60
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021 (e)	1,415	941
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021 (e)	1,935	1,287
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023 (e)	140	93
Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023 (e)	1,545	1,027
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024 (e)	550	366
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025 (e)	65	43
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026 (e)	80	53
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026 (e)	45	30
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026 (e)	155	103
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026 (e)	2,880	1,915
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027 (e)	485	322
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028 (e)	1,625	1,081
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028 (e)	460	306
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032 (e)	1,240	825
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036 (e)	455	302
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037 (e)	455	303
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040 (e)	2,525	1,679
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042 (e)	1,660	1,104
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, AGI, 3.469% 7/1/2017 (e)	2,240	1,490
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 3.625% 7/1/2021 (e)	20	13
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021 (e)	520	346
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022 (e)	4,710	3,132
Electric Power Auth., Power Rev. Ref. Bonds, Series 2008-WW, 5.50% 7/1/2038 (e)	1,000	665
GO Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	968	987
GO Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029	953	1,006
GO Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031	925	1,011
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	877	876
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035	789	778
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	677	654
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	920	853
GO Restructured Bonds, CAB, Series 2022-A-1, 0% 7/1/2033	1,129	821
American Funds Multi-Sector Income Fund — Page 50 of 59

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Puerto Rico (continued)	Principal amount (000)	Value (000)
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (i)	USD3,262	$2,190
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2046	14,270	5,025
		32,288
Texas 0.00%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043 (a)(e)	6,632	332
Washington 0.01%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 12/1/2036 (a)	1,725	1,798
Total municipals		58,166
Total bonds, notes & other debt instruments (cost: $20,877,502,000)		20,684,070
Convertible bonds & notes 0.17% Information technology 0.14%
Strategy, Inc., convertible notes, 0% 12/1/2029	34,839	29,003
Communication services 0.03%
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (d)	1,991	7,119
Total convertible bonds & notes (cost: $33,265,000)		36,122
Convertible stocks 0.12% Information technology 0.12%	Shares
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029	567,719	25,553
Total convertible stocks (cost: $28,374,000)		25,553
Common stocks 0.49% Utilities 0.18%
Talen Energy Corp. (l)	117,687	37,570
Light SA, units (f)(l)	4,560,228	1,482
		39,052
Information technology 0.15%
Diebold Nixdorf, Inc. (l)	419,100	31,617
Consumer discretionary 0.12%
Aimbridge Topco, LLC (f)(l)	362,523	25,942
NMG Parent, LLC (f)(l)	281	— (g)
		25,942
American Funds Multi-Sector Income Fund — Page 51 of 59

unaudited
Common stocks (continued) Health care 0.04%	Shares	Value (000)
Keenova Therapeutics PLC (l)	75,391	$6,634
Par Health, Inc. (a)(l)	75,391	481
Endo, LP, Class A1 (a)(l)	145,095	103
		7,218
Energy 0.00%
New Fortress Energy, Inc., Class A (l)	343,097	202
Mesquite Energy, Inc. (f)(l)	633	40
		242
Materials 0.00%
Venator Materials PLC (f)(l)	9,406	— (g)
Industrials 0.00%
AM BidCo Holdings, LLC (f)(l)	271	— (g)
Total common stocks (cost: $88,064,000)		104,071
Preferred securities 0.04% Financials 0.04%
AH Parent, Inc., Class A, 10.00% Cash perpetual cumulative preferred shares (c)(f)	10,110	10,081
Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(f)(l)	5	8
Total preferred securities (cost: $9,964,000)		10,089
Rights & warrants 0.00% Communication services 0.00%
SES SA (CVR) (l)	1	— (g)
Total rights & warrants (cost: $0)		— (g)
Short-term securities 1.37% Money market investments 1.37%
Capital Group Central Cash Fund 3.71% (m)(n)	2,913,316	291,302
Total short-term securities (cost: $291,303,000)		291,302
Options purchased (equity style) 0.00%
Options purchased (equity style)*		83
Total options purchased (equity style) (cost: $232,000)		83
Total investment securities 99.21% (cost: $21,328,704,000)		21,151,290
Other assets less liabilities 0.79%		167,509
Net assets 100.00%		$21,318,799
American Funds Multi-Sector Income Fund — Page 52 of 59

unaudited
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2026 (000)
Call
3 Month SOFR Futures Option	660	12/11/2026	USD98.00	USD165,000	$83
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
2 Year U.S. Treasury Note Futures	Long	7,695	7/6/2026	USD1,596,292	$(10,233)
5 Year Euro-Bobl Futures	Short	250	6/10/2026	(33,355)	219
5 Year U.S. Treasury Note Futures	Long	24,478	7/6/2026	2,648,022	(29,080)
10 Year Euro-Bund Futures	Short	108	6/10/2026	(15,653)	422
10 Year U.S. Treasury Note Futures	Long	607	6/30/2026	67,406	(1,026)
10 Year Ultra U.S. Treasury Note Futures	Short	12,110	6/30/2026	(1,374,674)	25,326
20 Year U.S. Treasury Bond Futures	Long	4,477	6/30/2026	509,818	(16,448)
30 Year Euro-Buxl Futures	Short	20	6/10/2026	(2,549)	64
30 Year Ultra U.S. Treasury Bond Futures	Short	172	6/30/2026	(20,049)	525
					$(30,231)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	89,951	EUR	77,651	Morgan Stanley	4/15/2026	$131
USD	83,656	EUR	72,419	Bank of America	4/24/2026	(151)
						$(20)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031	EUR203,900	$(3,230)	$(3,465)	$235
American Funds Multi-Sector Income Fund — Page 53 of 59

unaudited
Swap contracts (continued)

Credit default swaps  (continued)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (o) (000)	Value at 3/31/2026 (p) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	USD 1,775,155	$85,273	$71,774	$13,499
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	43,186	745	707	38
CDX.NA.IG.46	1.00%	Quarterly	6/20/2036	6,790	(1)	(16)	15
					$86,017	$72,465	$13,552
Investments in affiliates (n)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Short-term securities 1.37%
Money market investments 1.37%
Capital Group Central Cash Fund 3.71% (m)	$587,580	$1,472,801	$1,768,969	$(36)	$(74)	$291,302	$5,858
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
NFE Brazil Financing, Ltd. 15.00% PIK or 15.00% Cash 8/30/2029 (d)(f)	2/17/2026	$25,587	$25,587	0.12%
AH Parent, Inc., Class A, 10.00% Cash perpetual cumulative preferred shares (f)	9/27/2024	9,959	10,081	0.05
Stillwater Mining Co. 4.00% 11/16/2026	2/8/2024-6/24/2024	9,885	10,049	0.05
Modec Finance BV 7.84% 7/15/2026 (f)	7/28/2023	9,000	9,104	0.04
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (d)	9/29/2025-3/23/2026	7,260	8,134	0.04
Sasol Financing USA, LLC 8.75% 5/3/2029	4/9/2024-4/15/2024	2,571	2,645	0.01
Hongkong Land Finance (Cayman Islands) Co., Ltd. (The) 5.25% 7/14/2033	11/14/2025-11/21/2025	2,208	2,194	0.01
Sun Hung Kai Properties (Capital Market), Ltd. 2.875% 1/21/2030	11/17/2025	286	284	0.00 (q)
Total		$66,756	$68,078	0.32%

American Funds Multi-Sector Income Fund — Page 54 of 59

unaudited
(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,962,801,000, which represented 46.73% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(e)	Scheduled interest and/or principal payment was not received.
(f)	Value determined using significant unobservable inputs.
(g)	Amount less than one thousand.
(h)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(i)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(j)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $182,200,000, which represented 0.85% of the net assets of the fund.
(k)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $340,647,000, which represented 1.60% of the net assets of the fund.

(l)	Non-income producing.
(m)	Rate represents the seven-day yield at 3/31/2026.
(n)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(o)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(p)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(q)	Amount less than 0.01%.
American Funds Multi-Sector Income Fund — Page 55 of 59

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $7,098,708,000. The average month-end notional amount of futures contracts while held was $6,089,253,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $177,406,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of credit default swaps while held were $905,614,000.
American Funds Multi-Sector Income Fund — Page 56 of 59

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of March 31, 2026, were as follows (dollars in thousands):
American Funds Multi-Sector Income Fund — Page 57 of 59

unaudited

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$14,947,817	$41,878	$14,989,695
Mortgage-backed obligations	—	2,460,102	17,305	2,477,407
Bonds & notes of governments & government agencies outside the U.S.	—	1,271,662	—	1,271,662
Asset-backed obligations	—	1,139,961	—	1,139,961
U.S. Treasury bonds & notes	—	406,532	—	406,532
Loans	—	327,001	13,646	340,647
Municipals	—	58,166	—	58,166
Convertible bonds & notes	—	36,122	—	36,122
Convertible stocks	25,553	—	—	25,553
Common stocks	69,389	7,218	27,464	104,071
Preferred securities	—	—	10,089	10,089
Rights & warrants	—	— *	—	— *
Short-term securities	291,302	—	—	291,302
Options purchased on futures (equity style)	83	—	—	83
Total	$386,327	$20,654,581	$110,382	$21,151,290

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$26,556	$—	$—	$26,556
Unrealized appreciation on open forward currency contracts	—	131	—	131
Unrealized appreciation on centrally cleared credit default swaps	—	13,787	—	13,787
Liabilities:
Unrealized depreciation on futures contracts	(56,787)	—	—	(56,787)
Unrealized depreciation on open forward currency contracts	—	(151)	—	(151)
Total	$(30,231)	$13,767	$—	$(16,464)
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviation(s)
AGI = Assured Guaranty insured
AMT = Alternative Minimum Tax
Auth. = Authority
CAB = Capital Appreciation Bonds
CLO = Collateralized Loan Obligations
CME = CME Group
CVR = Contingent Value Rights
DAC = Designated Activity Company
Dev. = Development
Dist. = District
Econ. = Economic
EUR = Euros

EURIBOR = Euro Interbank Offered Rate
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
GO = General Obligation
ICE = Intercontinental Exchange, Inc.
PIK = Payment In Kind
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
American Funds Multi-Sector Income Fund — Page 58 of 59

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP1-126-0526
American Funds Multi-Sector Income Fund — Page 59 of 59